UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended August 31, 2025:
  John Hancock Alternative Asset Allocation Fund
  John Hancock Blue Chip Growth Fund
  John Hancock Real Estate Securities Fund
  John Hancock Small Cap Dynamic Growth Fund

John Hancock Alternative Asset Allocation Fund
Class A/JAAAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class A/JAAAX)	$81	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class A/JAAAX) returned 4.46% (excluding sales charges) for the year ended August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities and bonds posted gains in this environment, as did many of the alternative investment categories where the fund has exposure.
TOP PERFORMANCE CONTRIBUTORS
Two funds that use alternative investment approaches | Disciplined Value Global Long/Short Fund (Boston Partners) and JPMorgan Hedged Equity Fund were top contributors at a time of strong returns for global equities.
Certain absolute return strategies | BlackRock Tactical Opportunities Fund and Calamos Market Neutral Income Fund were among several absolute return strategies that contributed to the fund’s absolute return.
Other portfolio holdings | Funds that invest in precious metals, commodity futures, and infrastructure stocks, as well as those that use merger arbitrage strategies, were also contributors to performance.

TOP PERFORMANCE DETRACTORS
Two of the fund’s absolute return strategies | Virtus AlphaSimplex Managed Futures Strategy Fund and Diversified Macro Fund (Graham) were out of step with the volatile market conditions that characterized the annual period.
Real estate investment trusts | The category lagged due to the combination of rising long-term bond yields and investors’ preference for higher-growth market segments.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class A/JAAAX)	(0.76)%	3.14%	2.91%
Alternative Asset Allocation Fund (Class A/JAAAX)—excluding sales charge	4.46%	4.21%	3.43%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$970,687,264
Total number of portfolio holdings	16
Total advisory fees paid (net)	$2,695,901
Portfolio turnover rate	33%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.6%
Absolute return strategies	27.8%
Alternative investment approaches	16.3%
Alternative markets	4.5%
Unaffiliated investment companies	49.2%
Absolute return strategies	33.9%
Alternative investment approaches	13.0%
Alternative markets	2.3%
Short-term investments and other	2.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780980
345A-A
8/25
10/25
John Hancock Alternative Asset Allocation Fund

John Hancock Alternative Asset Allocation Fund
Class C/JAACX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class C/JAACX)	$152	1.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class C/JAACX) returned 3.74% (excluding sales charges) for the year ended August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities and bonds posted gains in this environment, as did many of the alternative investment categories where the fund has exposure.
TOP PERFORMANCE CONTRIBUTORS
Two funds that use alternative investment approaches | Disciplined Value Global Long/Short Fund (Boston Partners) and JPMorgan Hedged Equity Fund were top contributors at a time of strong returns for global equities.
Certain absolute return strategies | BlackRock Tactical Opportunities Fund and Calamos Market Neutral Income Fund were among several absolute return strategies that contributed to the fund’s absolute return.
Other portfolio holdings | Funds that invest in precious metals, commodity futures, and infrastructure stocks, as well as those that use merger arbitrage strategies, were also contributors to performance.

TOP PERFORMANCE DETRACTORS
Two of the fund’s absolute return strategies | Virtus AlphaSimplex Managed Futures Strategy Fund and Diversified Macro Fund (Graham) were out of step with the volatile market conditions that characterized the annual period.
Real estate investment trusts | The category lagged due to the combination of rising long-term bond yields and investors’ preference for higher-growth market segments.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class C/JAACX)	2.74%	3.48%	2.71%
Alternative Asset Allocation Fund (Class C/JAACX)—excluding sales charge	3.74%	3.48%	2.71%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$970,687,264
Total number of portfolio holdings	16
Total advisory fees paid (net)	$2,695,901
Portfolio turnover rate	33%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.6%
Absolute return strategies	27.8%
Alternative investment approaches	16.3%
Alternative markets	4.5%
Unaffiliated investment companies	49.2%
Absolute return strategies	33.9%
Alternative investment approaches	13.0%
Alternative markets	2.3%
Short-term investments and other	2.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780980

345A-C

8/25

10/25

John Hancock Alternative Asset Allocation Fund

John Hancock Alternative Asset Allocation Fund
Class I/JAAIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class I/JAAIX)	$50	0.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class I/JAAIX) returned 4.83% for the year ended August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities and bonds posted gains in this environment, as did many of the alternative investment categories where the fund has exposure.
TOP PERFORMANCE CONTRIBUTORS
Two funds that use alternative investment approaches | Disciplined Value Global Long/Short Fund (Boston Partners) and JPMorgan Hedged Equity Fund were top contributors at a time of strong returns for global equities.
Certain absolute return strategies | BlackRock Tactical Opportunities Fund and Calamos Market Neutral Income Fund were among several absolute return strategies that contributed to the fund’s absolute return.
Other portfolio holdings | Funds that invest in precious metals, commodity futures, and infrastructure stocks, as well as those that use merger arbitrage strategies, were also contributors to performance.

TOP PERFORMANCE DETRACTORS
Two of the fund’s absolute return strategies | Virtus AlphaSimplex Managed Futures Strategy Fund and Diversified Macro Fund (Graham) were out of step with the volatile market conditions that characterized the annual period.
Real estate investment trusts | The category lagged due to the combination of rising long-term bond yields and investors’ preference for higher-growth market segments.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class I/JAAIX)	4.83%	4.53%	3.75%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$970,687,264
Total number of portfolio holdings	16
Total advisory fees paid (net)	$2,695,901
Portfolio turnover rate	33%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.6%
Absolute return strategies	27.8%
Alternative investment approaches	16.3%
Alternative markets	4.5%
Unaffiliated investment companies	49.2%
Absolute return strategies	33.9%
Alternative investment approaches	13.0%
Alternative markets	2.3%
Short-term investments and other	2.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780980

345A-I

8/25

10/25

John Hancock Alternative Asset Allocation Fund

John Hancock Alternative Asset Allocation Fund
Class R2/JAAPX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R2/JAAPX)	$90	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R2/JAAPX) returned 4.38% for the year ended August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities and bonds posted gains in this environment, as did many of the alternative investment categories where the fund has exposure.
TOP PERFORMANCE CONTRIBUTORS
Two funds that use alternative investment approaches | Disciplined Value Global Long/Short Fund (Boston Partners) and JPMorgan Hedged Equity Fund were top contributors at a time of strong returns for global equities.
Certain absolute return strategies | BlackRock Tactical Opportunities Fund and Calamos Market Neutral Income Fund were among several absolute return strategies that contributed to the fund’s absolute return.
Other portfolio holdings | Funds that invest in precious metals, commodity futures, and infrastructure stocks, as well as those that use merger arbitrage strategies, were also contributors to performance.

TOP PERFORMANCE DETRACTORS
Two of the fund’s absolute return strategies | Virtus AlphaSimplex Managed Futures Strategy Fund and Diversified Macro Fund (Graham) were out of step with the volatile market conditions that characterized the annual period.
Real estate investment trusts | The category lagged due to the combination of rising long-term bond yields and investors’ preference for higher-growth market segments.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R2/JAAPX)	4.38%	4.12%	3.33%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$970,687,264
Total number of portfolio holdings	16
Total advisory fees paid (net)	$2,695,901
Portfolio turnover rate	33%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.6%
Absolute return strategies	27.8%
Alternative investment approaches	16.3%
Alternative markets	4.5%
Unaffiliated investment companies	49.2%
Absolute return strategies	33.9%
Alternative investment approaches	13.0%
Alternative markets	2.3%
Short-term investments and other	2.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780980

345A-R2

8/25

10/25

John Hancock Alternative Asset Allocation Fund

John Hancock Alternative Asset Allocation Fund
Class R4/JAASX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R4/JAASX)	$64	0.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R4/JAASX) returned 4.68% for the year ended August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities and bonds posted gains in this environment, as did many of the alternative investment categories where the fund has exposure.
TOP PERFORMANCE CONTRIBUTORS
Two funds that use alternative investment approaches | Disciplined Value Global Long/Short Fund (Boston Partners) and JPMorgan Hedged Equity Fund were top contributors at a time of strong returns for global equities.
Certain absolute return strategies | BlackRock Tactical Opportunities Fund and Calamos Market Neutral Income Fund were among several absolute return strategies that contributed to the fund’s absolute return.
Other portfolio holdings | Funds that invest in precious metals, commodity futures, and infrastructure stocks, as well as those that use merger arbitrage strategies, were also contributors to performance.

TOP PERFORMANCE DETRACTORS
Two of the fund’s absolute return strategies | Virtus AlphaSimplex Managed Futures Strategy Fund and Diversified Macro Fund (Graham) were out of step with the volatile market conditions that characterized the annual period.
Real estate investment trusts | The category lagged due to the combination of rising long-term bond yields and investors’ preference for higher-growth market segments.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R4/JAASX)	4.68%	4.38%	3.60%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$970,687,264
Total number of portfolio holdings	16
Total advisory fees paid (net)	$2,695,901
Portfolio turnover rate	33%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.6%
Absolute return strategies	27.8%
Alternative investment approaches	16.3%
Alternative markets	4.5%
Unaffiliated investment companies	49.2%
Absolute return strategies	33.9%
Alternative investment approaches	13.0%
Alternative markets	2.3%
Short-term investments and other	2.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780980

345A-R4

8/25

10/25

John Hancock Alternative Asset Allocation Fund

John Hancock Alternative Asset Allocation Fund
Class R6/JAARX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R6/JAARX)	$39	0.38%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R6/JAARX) returned 4.87% for the year ended August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities and bonds posted gains in this environment, as did many of the alternative investment categories where the fund has exposure.
TOP PERFORMANCE CONTRIBUTORS
Two funds that use alternative investment approaches | Disciplined Value Global Long/Short Fund (Boston Partners) and JPMorgan Hedged Equity Fund were top contributors at a time of strong returns for global equities.
Certain absolute return strategies | BlackRock Tactical Opportunities Fund and Calamos Market Neutral Income Fund were among several absolute return strategies that contributed to the fund’s absolute return.
Other portfolio holdings | Funds that invest in precious metals, commodity futures, and infrastructure stocks, as well as those that use merger arbitrage strategies, were also contributors to performance.

TOP PERFORMANCE DETRACTORS
Two of the fund’s absolute return strategies | Virtus AlphaSimplex Managed Futures Strategy Fund and Diversified Macro Fund (Graham) were out of step with the volatile market conditions that characterized the annual period.
Real estate investment trusts | The category lagged due to the combination of rising long-term bond yields and investors’ preference for higher-growth market segments.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R6/JAARX)	4.87%	4.64%	3.86%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$970,687,264
Total number of portfolio holdings	16
Total advisory fees paid (net)	$2,695,901
Portfolio turnover rate	33%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.6%
Absolute return strategies	27.8%
Alternative investment approaches	16.3%
Alternative markets	4.5%
Unaffiliated investment companies	49.2%
Absolute return strategies	33.9%
Alternative investment approaches	13.0%
Alternative markets	2.3%
Short-term investments and other	2.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780980

345A-R6

8/25

10/25

John Hancock Alternative Asset Allocation Fund

John Hancock Blue Chip Growth Fund
Class 1/JIBCX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class 1/JIBCX)	$87	0.78%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Fund (Class 1/JIBCX) returned 21.91% for the year ended August 31, 2025. U.S. equities logged a double-digit gain in the annual period, albeit with a stretch of volatility in spring 2025 caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the backdrop of positive economic growth, robust corporate earnings, and accommodative central bank policies. Growth stocks performed particularly well, due in part to continued enthusiasm about artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their robust return and sizable portfolio weighting. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were the leading individual contributors.
Consumer discretionary | Positions in Carvana Company, Amazon.com, Inc., and Tesla, Inc. were key contributors.
Communication services | The fund’s strong return in the sector was driven by Meta Platforms, Inc., Netflix, Inc., and Alphabet, Inc. (parent of Google).

TOP PERFORMANCE DETRACTORS
Healthcare | The fund’s holdings in this sector posted a loss, with the most notable weakness in Eli Lilly & Company and UnitedHealth Group, Inc. Thermo Fisher Scientific, Inc. and Danaher Corp. also detracted.
An overweight in Apple, Inc. | The stock failed to keep up with its mega-cap, technology-related peers, which weighed on fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class 1/JIBCX)	21.91%	11.14%	15.59%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 1000 Growth Index	22.58%	15.25%	17.92%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,864,194,295
Total number of portfolio holdings	67
Total advisory fees paid (net)	$33,738,809
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.6%
Microsoft Corp.	13.3%
Apple, Inc.	8.2%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	3.9%
Carvana Company	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	3.0%
Netflix, Inc.	2.6%

Sector Composition
Information technology	47.1%
Consumer discretionary	15.6%
Communication services	15.2%
Financials	9.4%
Health care	5.8%
Industrials	3.1%
Utilities	0.8%
Consumer staples	0.8%
Materials	0.7%
Energy	0.2%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780947

457A-1

8/25

10/25

John Hancock Blue Chip Growth Fund

John Hancock Blue Chip Growth Fund
Class A/JBGAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class A/JBGAX)	$126	1.14%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Fund (Class A/JBGAX) returned 21.47% (excluding sales charges) for the year ended August 31, 2025. U.S. equities logged a double-digit gain in the annual period, albeit with a stretch of volatility in spring 2025 caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the backdrop of positive economic growth, robust corporate earnings, and accommodative central bank policies. Growth stocks performed particularly well, due in part to continued enthusiasm about artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their robust return and sizable portfolio weighting. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were the leading individual contributors.
Consumer discretionary | Positions in Carvana Company, Amazon.com, Inc., and Tesla, Inc. were key contributors.
Communication services | The fund’s strong return in the sector was driven by Meta Platforms, Inc., Netflix, Inc., and Alphabet, Inc. (parent of Google).

TOP PERFORMANCE DETRACTORS
Healthcare | The fund’s holdings in this sector posted a loss, with the most notable weakness in Eli Lilly & Company and UnitedHealth Group, Inc. Thermo Fisher Scientific, Inc. and Danaher Corp. also detracted.
An overweight in Apple, Inc. | The stock failed to keep up with its mega-cap, technology-related peers, which weighed on fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class A/JBGAX)	15.40%	9.62%	14.61%
Blue Chip Growth Fund (Class A/JBGAX)—excluding sales charge	21.47%	10.75%	15.20%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 1000 Growth Index	22.58%	15.25%	17.92%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,864,194,295
Total number of portfolio holdings	67
Total advisory fees paid (net)	$33,738,809
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.6%
Microsoft Corp.	13.3%
Apple, Inc.	8.2%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	3.9%
Carvana Company	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	3.0%
Netflix, Inc.	2.6%

Sector Composition
Information technology	47.1%
Consumer discretionary	15.6%
Communication services	15.2%
Financials	9.4%
Health care	5.8%
Industrials	3.1%
Utilities	0.8%
Consumer staples	0.8%
Materials	0.7%
Energy	0.2%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780947

457A-A

8/25

10/25

John Hancock Blue Chip Growth Fund

John Hancock Blue Chip Growth Fund
Class C/JBGCX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class C/JBGCX)	$203	1.84%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Fund (Class C/JBGCX) returned 20.62% (excluding sales charges) for the year ended August 31, 2025. U.S. equities logged a double-digit gain in the annual period, albeit with a stretch of volatility in spring 2025 caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the backdrop of positive economic growth, robust corporate earnings, and accommodative central bank policies. Growth stocks performed particularly well, due in part to continued enthusiasm about artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their robust return and sizable portfolio weighting. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were the leading individual contributors.
Consumer discretionary | Positions in Carvana Company, Amazon.com, Inc., and Tesla, Inc. were key contributors.
Communication services | The fund’s strong return in the sector was driven by Meta Platforms, Inc., Netflix, Inc., and Alphabet, Inc. (parent of Google).

TOP PERFORMANCE DETRACTORS
Healthcare | The fund’s holdings in this sector posted a loss, with the most notable weakness in Eli Lilly & Company and UnitedHealth Group, Inc. Thermo Fisher Scientific, Inc. and Danaher Corp. also detracted.
An overweight in Apple, Inc. | The stock failed to keep up with its mega-cap, technology-related peers, which weighed on fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class C/JBGCX)	19.62%	9.97%	14.36%
Blue Chip Growth Fund (Class C/JBGCX)—excluding sales charge	20.62%	9.97%	14.36%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 1000 Growth Index	22.58%	15.25%	17.92%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,864,194,295
Total number of portfolio holdings	67
Total advisory fees paid (net)	$33,738,809
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.6%
Microsoft Corp.	13.3%
Apple, Inc.	8.2%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	3.9%
Carvana Company	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	3.0%
Netflix, Inc.	2.6%

Sector Composition
Information technology	47.1%
Consumer discretionary	15.6%
Communication services	15.2%
Financials	9.4%
Health care	5.8%
Industrials	3.1%
Utilities	0.8%
Consumer staples	0.8%
Materials	0.7%
Energy	0.2%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780947

457A-C

8/25

10/25

John Hancock Blue Chip Growth Fund

John Hancock Blue Chip Growth Fund
Class NAV/JHBCDX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class NAV/JHBCDX)	$81	0.73%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Fund (Class NAV/JHBCDX) returned 21.96% for the year ended August 31, 2025. U.S. equities logged a double-digit gain in the annual period, albeit with a stretch of volatility in spring 2025 caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the backdrop of positive economic growth, robust corporate earnings, and accommodative central bank policies. Growth stocks performed particularly well, due in part to continued enthusiasm about artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their robust return and sizable portfolio weighting. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were the leading individual contributors.
Consumer discretionary | Positions in Carvana Company, Amazon.com, Inc., and Tesla, Inc. were key contributors.
Communication services | The fund’s strong return in the sector was driven by Meta Platforms, Inc., Netflix, Inc., and Alphabet, Inc. (parent of Google).

TOP PERFORMANCE DETRACTORS
Healthcare | The fund’s holdings in this sector posted a loss, with the most notable weakness in Eli Lilly & Company and UnitedHealth Group, Inc. Thermo Fisher Scientific, Inc. and Danaher Corp. also detracted.
An overweight in Apple, Inc. | The stock failed to keep up with its mega-cap, technology-related peers, which weighed on fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class NAV/JHBCDX)	21.96%	11.19%	15.64%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 1000 Growth Index	22.58%	15.25%	17.92%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,864,194,295
Total number of portfolio holdings	67
Total advisory fees paid (net)	$33,738,809
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.6%
Microsoft Corp.	13.3%
Apple, Inc.	8.2%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	3.9%
Carvana Company	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	3.0%
Netflix, Inc.	2.6%

Sector Composition
Information technology	47.1%
Consumer discretionary	15.6%
Communication services	15.2%
Financials	9.4%
Health care	5.8%
Industrials	3.1%
Utilities	0.8%
Consumer staples	0.8%
Materials	0.7%
Energy	0.2%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780947

457A-NAV

8/25

10/25

John Hancock Blue Chip Growth Fund

John Hancock Real Estate Securities Fund
Class 1/JIREX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class 1/JIREX)	$85	0.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Fund (Class 1/JIREX) declined 2.06% for the year ended August 31, 2025. Real estate investment trusts (REITs) lagged the broad U.S. equity market, which rose during the 12-month period amid post-election optimism and a rebound in mega-cap technology stocks. In the second quarter of 2025, market volatility spiked as steep tariffs and fears about inflation weighed on investor sentiment. Soon, however, easing trade tensions and signals that the U.S. Federal Reserve may cut interest rates boosted a market recovery.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period following strong quarterly earnings results and increased same-store net operating income due to growth in the company’s senior housing portfolio.
American Healthcare REIT, Inc. | The stock of American Healthcare REIT, Inc. rose as the company reported better-than-expected earnings.

TOP PERFORMANCE DETRACTORS
Prologis, Inc. | A position in Prologis, Inc., a global logistics real estate company, trended lower due to a deceleration in growth across the industrial REITs sector.
CubeSmart | Shares of CubeSmart, a self-storage REIT, fell due to weak same-store net income results and soft occupancy rates.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class 1/JIREX)	(2.06)%	6.83%	6.93%
S&P 500 Index	15.88%	14.74%	14.60%
Dow Jones U.S. Select REIT Index	(0.25)%	8.51%	5.89%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$220,321,032
Total number of portfolio holdings	38
Total advisory fees paid (net)	$1,646,203
Portfolio turnover rate	105%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	11.4%
Prologis, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Equinix, Inc.	5.7%
Digital Realty Trust, Inc.	5.2%
Essex Property Trust, Inc.	5.0%
Public Storage	4.2%
Regency Centers Corp.	4.0%
AvalonBay Communities, Inc.	3.3%
Essential Properties Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	22.5%
Health care REITs	18.9%
Retail REITs	14.4%
Residential REITs	12.6%
Industrial REITs	11.6%
Diversified REITs	5.9%
Office REITs	4.7%
Hotels, restaurants and leisure	2.5%
Health care providers and services	1.8%
Real estate management and development	1.7%
Capital markets	1.7%
Hotel and resort REITs	1.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780967
488A-1
8/25
10/25
John Hancock Real Estate Securities Fund

John Hancock Real Estate Securities Fund
Class A/JYEBX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class A/JYEBX)	$116	1.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Fund (Class A/JYEBX) declined 2.35% (excluding sales charges) for the year ended August 31, 2025. Real estate investment trusts (REITs) lagged the broad U.S. equity market, which rose during the 12-month period amid post-election optimism and a rebound in mega-cap technology stocks. In the second quarter of 2025, market volatility spiked as steep tariffs and fears about inflation weighed on investor sentiment. Soon, however, easing trade tensions and signals that the U.S. Federal Reserve may cut interest rates boosted a market recovery.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period following strong quarterly earnings results and increased same-store net operating income due to growth in the company’s senior housing portfolio.
American Healthcare REIT, Inc. | The stock of American Healthcare REIT, Inc. rose as the company reported better-than-expected earnings.

TOP PERFORMANCE DETRACTORS
Prologis, Inc. | A position in Prologis, Inc., a global logistics real estate company, trended lower due to a deceleration in growth across the industrial REITs sector.
CubeSmart | Shares of CubeSmart, a self-storage REIT, fell due to weak same-store net income results and soft occupancy rates.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class A/JYEBX)	(7.26)%	5.43%	6.22%
Real Estate Securities Fund (Class A/JYEBX)—excluding sales charge	(2.35)%	6.51%	6.77%
S&P 500 Index	15.88%	14.74%	14.60%
Dow Jones U.S. Select REIT Index	(0.25)%	8.51%	5.89%

Class A shares were first offered 12-2-20. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$220,321,032
Total number of portfolio holdings	38
Total advisory fees paid (net)	$1,646,203
Portfolio turnover rate	105%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	11.4%
Prologis, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Equinix, Inc.	5.7%
Digital Realty Trust, Inc.	5.2%
Essex Property Trust, Inc.	5.0%
Public Storage	4.2%
Regency Centers Corp.	4.0%
AvalonBay Communities, Inc.	3.3%
Essential Properties Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	22.5%
Health care REITs	18.9%
Retail REITs	14.4%
Residential REITs	12.6%
Industrial REITs	11.6%
Diversified REITs	5.9%
Office REITs	4.7%
Hotels, restaurants and leisure	2.5%
Health care providers and services	1.8%
Real estate management and development	1.7%
Capital markets	1.7%
Hotel and resort REITs	1.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780967
488A-A
8/25
10/25
John Hancock Real Estate Securities Fund

John Hancock Real Estate Securities Fund
Class C/JABFX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class C/JABFX)	$189	1.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Fund (Class C/JABFX) declined 3.12% (excluding sales charges) for the year ended August 31, 2025. Real estate investment trusts (REITs) lagged the broad U.S. equity market, which rose during the 12-month period amid post-election optimism and a rebound in mega-cap technology stocks. In the second quarter of 2025, market volatility spiked as steep tariffs and fears about inflation weighed on investor sentiment. Soon, however, easing trade tensions and signals that the U.S. Federal Reserve may cut interest rates boosted a market recovery.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period following strong quarterly earnings results and increased same-store net operating income due to growth in the company’s senior housing portfolio.
American Healthcare REIT, Inc. | The stock of American Healthcare REIT, Inc. rose as the company reported better-than-expected earnings.

TOP PERFORMANCE DETRACTORS
Prologis, Inc. | A position in Prologis, Inc., a global logistics real estate company, trended lower due to a deceleration in growth across the industrial REITs sector.
CubeSmart | Shares of CubeSmart, a self-storage REIT, fell due to weak same-store net income results and soft occupancy rates.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class C/JABFX)	(4.08)%	5.76%	6.39%
Real Estate Securities Fund (Class C/JABFX)—excluding sales charge	(3.12)%	5.76%	6.39%
S&P 500 Index	15.88%	14.74%	14.60%
Dow Jones U.S. Select REIT Index	(0.25)%	8.51%	5.89%

Class C shares were first offered 12-2-20. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$220,321,032
Total number of portfolio holdings	38
Total advisory fees paid (net)	$1,646,203
Portfolio turnover rate	105%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	11.4%
Prologis, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Equinix, Inc.	5.7%
Digital Realty Trust, Inc.	5.2%
Essex Property Trust, Inc.	5.0%
Public Storage	4.2%
Regency Centers Corp.	4.0%
AvalonBay Communities, Inc.	3.3%
Essential Properties Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	22.5%
Health care REITs	18.9%
Retail REITs	14.4%
Residential REITs	12.6%
Industrial REITs	11.6%
Diversified REITs	5.9%
Office REITs	4.7%
Hotels, restaurants and leisure	2.5%
Health care providers and services	1.8%
Real estate management and development	1.7%
Capital markets	1.7%
Hotel and resort REITs	1.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780967

488A-C

8/25

10/25

John Hancock Real Estate Securities Fund

John Hancock Real Estate Securities Fund
Class I/JABGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class I/JABGX)	$91	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Fund (Class I/JABGX) declined 2.19% for the year ended August 31, 2025. Real estate investment trusts (REITs) lagged the broad U.S. equity market, which rose during the 12-month period amid post-election optimism and a rebound in mega-cap technology stocks. In the second quarter of 2025, market volatility spiked as steep tariffs and fears about inflation weighed on investor sentiment. Soon, however, easing trade tensions and signals that the U.S. Federal Reserve may cut interest rates boosted a market recovery.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period following strong quarterly earnings results and increased same-store net operating income due to growth in the company’s senior housing portfolio.
American Healthcare REIT, Inc. | The stock of American Healthcare REIT, Inc. rose as the company reported better-than-expected earnings.

TOP PERFORMANCE DETRACTORS
Prologis, Inc. | A position in Prologis, Inc., a global logistics real estate company, trended lower due to a deceleration in growth across the industrial REITs sector.
CubeSmart | Shares of CubeSmart, a self-storage REIT, fell due to weak same-store net income results and soft occupancy rates.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class I/JABGX)	(2.19)%	6.78%	6.90%
S&P 500 Index	15.88%	14.74%	14.60%
Dow Jones U.S. Select REIT Index	(0.25)%	8.51%	5.89%

Class I shares were first offered 12-2-20. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$220,321,032
Total number of portfolio holdings	38
Total advisory fees paid (net)	$1,646,203
Portfolio turnover rate	105%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	11.4%
Prologis, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Equinix, Inc.	5.7%
Digital Realty Trust, Inc.	5.2%
Essex Property Trust, Inc.	5.0%
Public Storage	4.2%
Regency Centers Corp.	4.0%
AvalonBay Communities, Inc.	3.3%
Essential Properties Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	22.5%
Health care REITs	18.9%
Retail REITs	14.4%
Residential REITs	12.6%
Industrial REITs	11.6%
Diversified REITs	5.9%
Office REITs	4.7%
Hotels, restaurants and leisure	2.5%
Health care providers and services	1.8%
Real estate management and development	1.7%
Capital markets	1.7%
Hotel and resort REITs	1.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780967

488A-I

8/25

10/25

John Hancock Real Estate Securities Fund

John Hancock Real Estate Securities Fund
Class R6/JABIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class R6/JABIX)	$80	0.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Fund (Class R6/JABIX) declined 2.10% for the year ended August 31, 2025. Real estate investment trusts (REITs) lagged the broad U.S. equity market, which rose during the 12-month period amid post-election optimism and a rebound in mega-cap technology stocks. In the second quarter of 2025, market volatility spiked as steep tariffs and fears about inflation weighed on investor sentiment. Soon, however, easing trade tensions and signals that the U.S. Federal Reserve may cut interest rates boosted a market recovery.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period following strong quarterly earnings results and increased same-store net operating income due to growth in the company’s senior housing portfolio.
American Healthcare REIT, Inc. | The stock of American Healthcare REIT, Inc. rose as the company reported better-than-expected earnings.

TOP PERFORMANCE DETRACTORS
Prologis, Inc. | A position in Prologis, Inc., a global logistics real estate company, trended lower due to a deceleration in growth across the industrial REITs sector.
CubeSmart | Shares of CubeSmart, a self-storage REIT, fell due to weak same-store net income results and soft occupancy rates.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class R6/JABIX)	(2.10)%	6.85%	6.94%
S&P 500 Index	15.88%	14.74%	14.60%
Dow Jones U.S. Select REIT Index	(0.25)%	8.51%	5.89%

Class R6 shares were first offered 12-2-20. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$220,321,032
Total number of portfolio holdings	38
Total advisory fees paid (net)	$1,646,203
Portfolio turnover rate	105%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	11.4%
Prologis, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Equinix, Inc.	5.7%
Digital Realty Trust, Inc.	5.2%
Essex Property Trust, Inc.	5.0%
Public Storage	4.2%
Regency Centers Corp.	4.0%
AvalonBay Communities, Inc.	3.3%
Essential Properties Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	22.5%
Health care REITs	18.9%
Retail REITs	14.4%
Residential REITs	12.6%
Industrial REITs	11.6%
Diversified REITs	5.9%
Office REITs	4.7%
Hotels, restaurants and leisure	2.5%
Health care providers and services	1.8%
Real estate management and development	1.7%
Capital markets	1.7%
Hotel and resort REITs	1.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780967

488A-R6

8/25

10/25

John Hancock Real Estate Securities Fund

John Hancock Small Cap Dynamic Growth Fund
Class A/JSJAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class A/JSJAX)	$131	1.32%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class A/JSJAX) declined 1.42% (excluding sales charges) for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were particularly vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Consumer staples stocks | Consumer staples provided the greatest contribution to fund performance at the sector level.
Credo Technology Group Holding, Ltd. | This high-speed connectivity products maker benefited from strong demand from data centers built to power AI applications.
Sprouts Farmers Market, Inc. | The natural foods supermarket chain consistently outpaced earnings expectations during the period.

TOP PERFORMANCE DETRACTORS
Information technology stocks | The fund’s second-largest sector had the biggest negative impact on performance as large-cap, AI-oriented technology stocks garnered the most demand from investors.
Alkami Technology, Inc. | The cloud-based digital banking platform provider reported weaker-than-expected earnings and lowered its revenue projections for 2025.
TransMedics Group, Inc. | This medical technology firm reported disappointing profits in late 2024, leading the fund to sell the stock.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class A/JSJAX)	(6.36)%	2.76%	6.48%
Small Cap Dynamic Growth Fund (Class A/JSJAX)—excluding sales charge	(1.42)%	3.82%	7.03%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2000 Growth Index	10.48%	7.07%	8.75%

Class A shares were first offered 3-27-18. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$529,654,424
Total number of portfolio holdings	62
Total advisory fees paid (net)	$2,737,496
Portfolio turnover rate	141%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The Ensign Group, Inc.	3.8%
Credo Technology Group Holding, Ltd.	3.4%
VSE Corp.	3.0%
Moelis & Company, Class A	3.0%
Varonis Systems, Inc.	2.9%
RBC Bearings, Inc.	2.9%
First Financial Bankshares, Inc.	2.9%
Crane Company	2.8%
Stifel Financial Corp.	2.8%
Sterling Infrastructure, Inc.	2.8%

Sector Composition
Industrials	28.7%
Information technology	23.8%
Health care	16.7%
Financials	13.3%
Consumer discretionary	7.3%
Consumer staples	3.1%
Materials	2.7%
Energy	1.7%
Real estate	1.3%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective April 1, 2025, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of the fund’s average daily net assets.
On August 6, 2025, the shareholders of John Hancock Funds II New Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on August 22, 2025.
This is a summary of certain changes to the fund since 9-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780953

470A-A

8/25

10/25

John Hancock Small Cap Dynamic Growth Fund

John Hancock Small Cap Dynamic Growth Fund
Class C/JSJCX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class C/JSJCX)	$205	2.07%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class C/JSJCX) declined 2.15% (excluding sales charges) for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were particularly vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Consumer staples stocks | Consumer staples provided the greatest contribution to fund performance at the sector level.
Credo Technology Group Holding, Ltd. | This high-speed connectivity products maker benefited from strong demand from data centers built to power AI applications.
Sprouts Farmers Market, Inc. | The natural foods supermarket chain consistently outpaced earnings expectations during the period.

TOP PERFORMANCE DETRACTORS
Information technology stocks | The fund’s second-largest sector had the biggest negative impact on performance as large-cap, AI-oriented technology stocks garnered the most demand from investors.
Alkami Technology, Inc. | The cloud-based digital banking platform provider reported weaker-than-expected earnings and lowered its revenue projections for 2025.
TransMedics Group, Inc. | This medical technology firm reported disappointing profits in late 2024, leading the fund to sell the stock.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class C/JSJCX)	(3.10)%	3.04%	6.43%
Small Cap Dynamic Growth Fund (Class C/JSJCX)—excluding sales charge	(2.15)%	3.04%	6.43%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2000 Growth Index	10.48%	7.07%	8.75%

Class C shares were first offered 3-27-18. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$529,654,424
Total number of portfolio holdings	62
Total advisory fees paid (net)	$2,737,496
Portfolio turnover rate	141%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The Ensign Group, Inc.	3.8%
Credo Technology Group Holding, Ltd.	3.4%
VSE Corp.	3.0%
Moelis & Company, Class A	3.0%
Varonis Systems, Inc.	2.9%
RBC Bearings, Inc.	2.9%
First Financial Bankshares, Inc.	2.9%
Crane Company	2.8%
Stifel Financial Corp.	2.8%
Sterling Infrastructure, Inc.	2.8%

Sector Composition
Industrials	28.7%
Information technology	23.8%
Health care	16.7%
Financials	13.3%
Consumer discretionary	7.3%
Consumer staples	3.1%
Materials	2.7%
Energy	1.7%
Real estate	1.3%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective April 1, 2025, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of the fund’s average daily net assets.
On August 6, 2025, the shareholders of John Hancock Funds II New Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on August 22, 2025.
This is a summary of certain changes to the fund since 9-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780953

470A-C

8/25

10/25

John Hancock Small Cap Dynamic Growth Fund

John Hancock Small Cap Dynamic Growth Fund
Class I/JSJIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class I/JSJIX)	$106	1.07%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class I/JSJIX) declined 1.15% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were particularly vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Consumer staples stocks | Consumer staples provided the greatest contribution to fund performance at the sector level.
Credo Technology Group Holding, Ltd. | This high-speed connectivity products maker benefited from strong demand from data centers built to power AI applications.
Sprouts Farmers Market, Inc. | The natural foods supermarket chain consistently outpaced earnings expectations during the period.

TOP PERFORMANCE DETRACTORS
Information technology stocks | The fund’s second-largest sector had the biggest negative impact on performance as large-cap, AI-oriented technology stocks garnered the most demand from investors.
Alkami Technology, Inc. | The cloud-based digital banking platform provider reported weaker-than-expected earnings and lowered its revenue projections for 2025.
TransMedics Group, Inc. | This medical technology firm reported disappointing profits in late 2024, leading the fund to sell the stock.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class I/JSJIX)	(1.15)%	4.07%	7.21%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2000 Growth Index	10.48%	7.07%	8.75%

Class I shares were first offered 3-27-18. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$529,654,424
Total number of portfolio holdings	62
Total advisory fees paid (net)	$2,737,496
Portfolio turnover rate	141%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The Ensign Group, Inc.	3.8%
Credo Technology Group Holding, Ltd.	3.4%
VSE Corp.	3.0%
Moelis & Company, Class A	3.0%
Varonis Systems, Inc.	2.9%
RBC Bearings, Inc.	2.9%
First Financial Bankshares, Inc.	2.9%
Crane Company	2.8%
Stifel Financial Corp.	2.8%
Sterling Infrastructure, Inc.	2.8%

Sector Composition
Industrials	28.7%
Information technology	23.8%
Health care	16.7%
Financials	13.3%
Consumer discretionary	7.3%
Consumer staples	3.1%
Materials	2.7%
Energy	1.7%
Real estate	1.3%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective April 1, 2025, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of the fund’s average daily net assets.
On August 6, 2025, the shareholders of John Hancock Funds II New Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on August 22, 2025.
This is a summary of certain changes to the fund since 9-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780953

470A-I

8/25

10/25

John Hancock Small Cap Dynamic Growth Fund

John Hancock Small Cap Dynamic Growth Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class NAV)	$96	0.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class NAV) declined 1.03% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were particularly vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Consumer staples stocks | Consumer staples provided the greatest contribution to fund performance at the sector level.
Credo Technology Group Holding, Ltd. | This high-speed connectivity products maker benefited from strong demand from data centers built to power AI applications.
Sprouts Farmers Market, Inc. | The natural foods supermarket chain consistently outpaced earnings expectations during the period.

TOP PERFORMANCE DETRACTORS
Information technology stocks | The fund’s second-largest sector had the biggest negative impact on performance as large-cap, AI-oriented technology stocks garnered the most demand from investors.
Alkami Technology, Inc. | The cloud-based digital banking platform provider reported weaker-than-expected earnings and lowered its revenue projections for 2025.
TransMedics Group, Inc. | This medical technology firm reported disappointing profits in late 2024, leading the fund to sell the stock.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class NAV)	(1.03)%	4.19%	7.32%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2000 Growth Index	10.48%	7.07%	8.75%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$529,654,424
Total number of portfolio holdings	62
Total advisory fees paid (net)	$2,737,496
Portfolio turnover rate	141%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The Ensign Group, Inc.	3.8%
Credo Technology Group Holding, Ltd.	3.4%
VSE Corp.	3.0%
Moelis & Company, Class A	3.0%
Varonis Systems, Inc.	2.9%
RBC Bearings, Inc.	2.9%
First Financial Bankshares, Inc.	2.9%
Crane Company	2.8%
Stifel Financial Corp.	2.8%
Sterling Infrastructure, Inc.	2.8%

Sector Composition
Industrials	28.7%
Information technology	23.8%
Health care	16.7%
Financials	13.3%
Consumer discretionary	7.3%
Consumer staples	3.1%
Materials	2.7%
Energy	1.7%
Real estate	1.3%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective April 1, 2025, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of the fund’s average daily net assets.
On August 6, 2025, the shareholders of John Hancock Funds II New Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on August 22, 2025.
This is a summary of certain changes to the fund since 9-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780953

470A-NAV

8/25

10/25

John Hancock Small Cap Dynamic Growth Fund

John Hancock Small Cap Dynamic Growth Fund
Class R6/JSJFX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class R6/JSJFX)	$95	0.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class R6/JSJFX) declined 1.09% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were particularly vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Consumer staples stocks | Consumer staples provided the greatest contribution to fund performance at the sector level.
Credo Technology Group Holding, Ltd. | This high-speed connectivity products maker benefited from strong demand from data centers built to power AI applications.
Sprouts Farmers Market, Inc. | The natural foods supermarket chain consistently outpaced earnings expectations during the period.

TOP PERFORMANCE DETRACTORS
Information technology stocks | The fund’s second-largest sector had the biggest negative impact on performance as large-cap, AI-oriented technology stocks garnered the most demand from investors.
Alkami Technology, Inc. | The cloud-based digital banking platform provider reported weaker-than-expected earnings and lowered its revenue projections for 2025.
TransMedics Group, Inc. | This medical technology firm reported disappointing profits in late 2024, leading the fund to sell the stock.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class R6/JSJFX)	(1.09)%	4.18%	7.31%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2000 Growth Index	10.48%	7.07%	8.75%

Class R6 shares were first offered 3-27-18. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$529,654,424
Total number of portfolio holdings	62
Total advisory fees paid (net)	$2,737,496
Portfolio turnover rate	141%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The Ensign Group, Inc.	3.8%
Credo Technology Group Holding, Ltd.	3.4%
VSE Corp.	3.0%
Moelis & Company, Class A	3.0%
Varonis Systems, Inc.	2.9%
RBC Bearings, Inc.	2.9%
First Financial Bankshares, Inc.	2.9%
Crane Company	2.8%
Stifel Financial Corp.	2.8%
Sterling Infrastructure, Inc.	2.8%

Sector Composition
Industrials	28.7%
Information technology	23.8%
Health care	16.7%
Financials	13.3%
Consumer discretionary	7.3%
Consumer staples	3.1%
Materials	2.7%
Energy	1.7%
Real estate	1.3%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective April 1, 2025, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of the fund’s average daily net assets.
On August 6, 2025, the shareholders of John Hancock Funds II New Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on August 22, 2025.
This is a summary of certain changes to the fund since 9-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780953

470A-R6

8/25

10/25

John Hancock Small Cap Dynamic Growth Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $150,724 and $148,813 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940, reviews related to supplemental regulatory filings, and a software licensing fee. Amounts billed to the registrant were $17,163 and $7,697 for fiscal years ended August 31, 2025 and August 31, 2024, respectively.

Amounts billed to control affiliates were $137,100 and $145,263 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $3,090 and $3,090 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $1,477 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $597,831 for the fiscal year ended August 31, 2025 and $869,906 for the fiscal year ended August 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic – Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2025 for the following funds:

  John Hancock Alternative Asset Allocation Fund

  John Hancock Blue Chip Growth Fund

  John Hancock Real Estate Securities Fund

  John Hancock Small Cap Dynamic Growth Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Alternative Asset Allocation Fund
Alternative
August 31, 2025

John Hancock
Alternative Asset Allocation Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
15	Notes to financial statements
26	Report of independent registered public accounting firm
27	Tax information
28	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

Fund’s investments
AS OF 8-31-25
	Shares	Value
Affiliated investment companies (A) 48.6%		$471,144,882
(Cost $433,060,255)
Absolute return strategies 27.8%		269,112,731
Diversified Macro, Class NAV, JHIT (Graham)	9,097,975	77,423,767
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI)	10,491,765	111,737,301
The Arbitrage Fund, Class I (B)	5,642,319	79,951,663
Alternative investment approaches 16.3%		158,177,046
Discplined Value Global Long/Short, Class NAV, JHIT (Boston Partners) (C)	5,533,116	90,189,788
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (D)	6,619,986	67,987,258
Alternative markets 4.5%		43,855,105
Infrastructure, Class NAV, JHIT (Wellington)	1,996,718	33,944,202

Invesco DB Precious Metals Fund (B)	124,401	9,910,903
Unaffiliated investment companies 49.2%		$477,871,078
(Cost $439,931,338)
Absolute return strategies 33.9%		329,551,920
BlackRock Tactical Opportunities Fund (C)	4,840,481	77,447,695
Calamos Market Neutral Income Fund	6,535,016	101,815,551
Victory Market Neutral Income Fund	10,858,483	94,360,216
Virtus AlphaSimplex Managed Futures Strategy Fund	7,619,681	55,928,458
Alternative investment approaches 13.0%		126,309,808
JPMorgan Hedged Equity Fund	3,688,955	126,309,808
Alternative markets 2.3%		22,009,350
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	1,661,083	22,009,350

	Yield (%)	Shares	Value
Short-term investments 2.1%			$20,914,352
(Cost $20,899,341)
Short-term funds 2.1%			20,914,352
John Hancock Collateral Trust (E)	4.1996(F)	2,090,787	20,914,352

Total investments (Cost $893,890,934) 99.9%	$969,930,312
Other assets and liabilities, net 0.1%	756,952
Total net assets 100.0%	$970,687,264

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	2

Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(C)	Non-income producing.
(D)	The subadvisor is an affiliate of the advisor.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 8-31-25.

Subadvisors of Affiliated Underlying Funds
Boston Partners Global Investors, Inc.	(Boston Partners)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Wellington Management Company LLP	(Wellington)
3	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index (a)	Fixed 0.000%	Monthly	USD	9,945,522	Jun 2026	RBC	—	$(1,703)	$(1,703)
Receive	RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index (a)	Fixed 0.000%	Monthly	USD	9,945,522	Jun 2026	RBC	—	(1,702)	(1,702)
								—	$(3,405)	$(3,405)
(a)The RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index is a custom strategy designed to benefit from intraday trend in equities and also monetize short term mean reversion/medium term downside trend by buying medium to long term put options funded by selling short term options linked to the S&P 500 Index. Details and components of the RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index are not publicly available. See below for the top 50 components of the index.
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index
Underlying Investment	Units	Value	Weighting
Equity Option - SPX Index_10/17/2025_P_5025	0.0038	0.0208	2.41%
Equity Option - SPX Index_1/16/2026_P_5075	0.0033	0.1003	2.10%
Equity Option - SPX Index_4/17/2026_P_5125	0.0029	0.1787	1.88%
Equity Option - SPX Index_10/17/2025_P_4925	0.0023	0.0110	1.46%
Equity Option - SPX Index_1/16/2026_P_4975	0.0020	0.0557	1.30%
Equity Option - SPX Index_4/17/2026_P_5025	0.0018	0.1012	1.17%
Equity Option - SPX Index_1/16/2026_P_5275	0.0017	0.0663	1.11%
Equity Option - SPX Index_10/17/2025_P_5225	0.0016	0.0117	1.05%
Equity Option - SPX Index_4/17/2026_P_5325	0.0015	0.1141	0.98%
Equity Option - SPX Index_9/19/2025_P_5650	0.0014	0.0053	0.92%
Equity Option - SPX Index_1/16/2026_P_5375	0.0013	0.0568	0.84%
Equity Option - SPX Index_9/19/2025_P_5600	0.0013	0.0044	0.84%
Equity Option - SPX Index_2/20/2026_P_5925	0.0012	0.1350	0.79%
Equity Option - SPX Index_4/17/2026_P_5425	0.0012	0.0962	0.74%
Equity Option - SPX Index_10/17/2025_P_5325	0.0011	0.0094	0.74%
Equity Option - SPX Index_3/20/2026_P_5675	0.0011	0.1019	0.68%
Equity Option - SPX Index_12/19/2025_P_5675	0.0010	0.0510	0.66%
Equity Option - SPX Index_5/15/2026_P_5975	0.0010	0.1657	0.65%
Equity Option - SPX Index_4/17/2026_P_5450	0.0010	0.0859	0.64%
Equity Option - SPX Index_1/16/2026_P_6250	0.0010	0.1392	0.64%
Equity Option - SPX Index_12/19/2025_P_6000	0.0010	0.0802	0.64%
Equity Option - SPX Index_4/17/2026_P_5525	0.0010	0.0900	0.62%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	4

RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index
Underlying Investment	Units	Value	Weighting
Equity Option - SPX Index_2/20/2026_P_6450	0.0012	0.2504	0.62%
Equity Option - SPX Index_12/19/2025_P_5625	0.0010	0.0439	0.61%
Equity Option - SPX Index_10/17/2025_P_5425	0.0009	0.0089	0.60%
Equity Option - SPX Index_9/19/2025_P_5550	0.0009	0.0030	0.60%
Equity Option - SPX Index_10/17/2025_P_5375	0.0009	0.0083	0.60%
Equity Option - SPX Index_2/20/2026_P_5950	0.0009	0.1059	0.60%
Equity Option - SPX Index_11/21/2025_P_5800	0.0009	0.0375	0.57%
Equity Option - SPX Index_3/20/2026_P_6025	0.0008	0.1175	0.53%
Equity Option - SPX Index_9/19/2025_P_5675	0.0008	0.0031	0.52%
Equity Option - SPX Index_10/17/2025_P_5250	0.0008	0.0059	0.51%
Equity Option - SPX Index_6/18/2026_P_6100	0.0008	0.1640	0.51%
Equity Option - SPX Index_1/16/2026_P_5475	0.0008	0.0388	0.51%
Equity Option - SPX Index_4/17/2026_P_6300	0.0008	0.1652	0.50%
Equity Option - SPX Index_11/21/2025_P_5875	0.0008	0.0370	0.50%
Equity Option - SPX Index_9/19/2025_P_5625	0.0008	0.0027	0.49%
Equity Option - SPX Index_5/15/2026_P_6500	0.0008	0.2157	0.49%
Equity Option - SPX Index_11/21/2025_P_5910	0.0007	0.0375	0.47%
Equity Option - SPX Index_8/21/2026_P_6550	0.0007	0.2564	0.47%
Equity Option - SPX Index_9/5/2025_P_6275	-0.0310	-0.1206	-19.85%
Equity Option - SPX Index_9/5/2025_C_6630	-0.0310	-0.0075	-19.85%
Equity Option - SPX Index_9/4/2025_P_6230	-0.0311	-0.0389	-19.93%
Equity Option - SPX Index_9/4/2025_C_6620	-0.0311	-0.0032	-19.93%
Equity Option - SPX Index_9/8/2025_P_6205	-0.0312	-0.0949	-19.99%
Equity Option - SPX Index_9/8/2025_C_6595	-0.0312	-0.0522	-19.99%
Equity Option - SPX Index_9/3/2025_P_6230	-0.0312	-0.0256	-20.00%
Equity Option - SPX Index_9/3/2025_C_6590	-0.0312	-0.0032	-20.00%
Equity Option - SPX Index_9/2/2025_C_6580	-0.0313	-0.0028	-20.01%
Equity Option - SPX Index_9/2/2025_P_6245	-0.0313	-0.0145	-20.01%

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
RBC	Royal Bank of Canada
At 8-31-25, the aggregate cost of investments for federal income tax purposes was $912,398,713. Net unrealized appreciation aggregated to $57,528,194, of which $74,146,411 related to gross unrealized appreciation and $16,618,217 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
5	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-25

Assets
Unaffiliated investments, at value (Cost $439,931,338)	$477,871,078
Affiliated investments, at value (Cost $453,959,596)	492,059,234
Total investments, at value (Cost $893,890,934)	969,930,312
Dividends and interest receivable	308,728
Receivable for fund shares sold	1,736,345
Receivable for investments sold	66,099
Receivable from affiliates	1,299
Other assets	72,916
Total assets	972,115,699
Liabilities
Swap contracts, at value	3,405
Due to custodian	64,022
Payable for investments purchased	781,749
Payable for fund shares repurchased	351,187
Payable to affiliates
Accounting and legal services fees	30,878
Transfer agent fees	90,108
Distribution and service fees	66
Trustees’ fees	761
Other liabilities and accrued expenses	106,259
Total liabilities	1,428,435
Net assets	$970,687,264
Net assets consist of
Paid-in capital	$920,448,048
Total distributable earnings (loss)	50,239,216
Net assets	$970,687,264

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($54,424,023 ÷ 3,301,571 shares)[1]	$16.48
Class C ($3,779,224 ÷ 229,287 shares)[1]	$16.48
Class I ($877,028,249 ÷ 53,092,945 shares)	$16.52
Class R2 ($258,158 ÷ 15,688 shares)	$16.46
Class R4 ($138,682 ÷ 8,390 shares)	$16.53
Class R6 ($35,058,928 ÷ 2,120,326 shares)	$16.53
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.35

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	6

STATEMENT OF OPERATIONS For the year ended 8-31-25

Investment income
Dividends from affiliated investments	$7,701,748
Dividends	7,549,376
Securities lending	6,081
Total investment income	15,257,205
Expenses
Investment management fees	4,053,658
Distribution and service fees	212,897
Accounting and legal services fees	163,690
Transfer agent fees	961,340
Trustees’ fees	22,359
Custodian fees	39,251
State registration fees	172,326
Printing and postage	74,407
Professional fees	73,283
Other	46,131
Total expenses	5,819,342
Less expense reductions	(1,357,891)
Net expenses	4,461,451
Net investment income	10,795,754
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	3,074,660
Affiliated investments	(9,421,776)
Capital gain distributions received from affiliated investments	25,310,259
Swap contracts	(56,179)
18,906,964
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	8,979,447
Affiliated investments	2,955,081
Swap contracts	(3,405)
11,931,123
Net realized and unrealized gain	30,838,087
Increase in net assets from operations	$41,633,841
7	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$10,795,754	$12,689,425
Net realized gain (loss)	18,906,964	(49,079)
Change in net unrealized appreciation (depreciation)	11,931,123	45,539,987
Increase in net assets resulting from operations	41,633,841	58,180,333
Distributions to shareholders
From earnings
Class A	(647,450)	(1,002,053)
Class C	(21,223)	(67,664)
Class I	(10,509,352)	(12,983,785)
Class R2	(6,575)	(19,758)
Class R4	(1,590)	(2,363)
Class R6	(495,057)	(626,428)
Total distributions	(11,681,247)	(14,702,051)
From fund share transactions	153,204,741	(14,121,761)
Total increase	183,157,335	29,356,521
Net assets
Beginning of year	787,529,929	758,173,408
End of year	$970,687,264	$787,529,929
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	8

Financial highlights
CLASS A SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$15.96	$15.10	$14.98	$15.70	$14.57
Net investment income[1,2]	0.16	0.21	0.40	0.23	0.07
Net realized and unrealized gain (loss) on investments	0.55	0.91	0.16	(0.69)	1.17
Total from investment operations	0.71	1.12	0.56	(0.46)	1.24
Less distributions
From net investment income	(0.19)	(0.20)	(0.34)	(0.24)	(0.03)
From net realized gain	—	(0.06)	(0.10)	(0.02)	(0.08)
Total distributions	(0.19)	(0.26)	(0.44)	(0.26)	(0.11)
Net asset value, end of period	$16.48	$15.96	$15.10	$14.98	$15.70
Total return (%)[3,4]	4.46	7.51	3.86	(2.95)	8.55
Ratios and supplemental data
Net assets, end of period (in millions)	$54	$57	$60	$73	$68
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.94	0.95	0.95	0.90	0.88
Expenses including reductions[5]	0.79	0.76	0.76	0.72	0.66
Net investment income[2]	1.00	1.39	2.69	1.47	0.47
Portfolio turnover (%)	33	24	30	13	25

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
9	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$15.96	$15.10	$14.98	$15.70	$14.58
Net investment income (loss)[1,2]	0.05	0.12	0.29	0.13	(0.03)
Net realized and unrealized gain (loss) on investments	0.55	0.89	0.16	(0.69)	1.16
Total from investment operations	0.60	1.01	0.45	(0.56)	1.13
Less distributions
From net investment income	(0.08)	(0.09)	(0.23)	(0.14)	—
From net realized gain	—	(0.06)	(0.10)	(0.02)	(0.01)
Total distributions	(0.08)	(0.15)	(0.33)	(0.16)	(0.01)
Net asset value, end of period	$16.48	$15.96	$15.10	$14.98	$15.70
Total return (%)[3,4]	3.74	6.77	3.11	(3.62)	7.77
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$7	$11	$17
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	1.64	1.65	1.65	1.60	1.58
Expenses including reductions[5]	1.49	1.46	1.46	1.41	1.36
Net investment income (loss)[2]	0.32	0.76	1.93	0.86	(0.21)
Portfolio turnover (%)	33	24	30	13	25

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	10

CLASS I SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$15.99	$15.13	$15.01	$15.73	$14.59
Net investment income[1,2]	0.20	0.26	0.43	0.26	0.12
Net realized and unrealized gain (loss) on investments	0.56	0.90	0.17	(0.67)	1.17
Total from investment operations	0.76	1.16	0.60	(0.41)	1.29
Less distributions
From net investment income	(0.23)	(0.24)	(0.38)	(0.29)	(0.07)
From net realized gain	—	(0.06)	(0.10)	(0.02)	(0.08)
Total distributions	(0.23)	(0.30)	(0.48)	(0.31)	(0.15)
Net asset value, end of period	$16.52	$15.99	$15.13	$15.01	$15.73
Total return (%)[3]	4.83	7.81	4.17	(2.66)	8.92
Ratios and supplemental data
Net assets, end of period (in millions)	$877	$694	$660	$529	$374
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	0.64	0.65	0.65	0.60	0.58
Expenses including reductions[4]	0.49	0.46	0.46	0.42	0.36
Net investment income[2]	1.24	1.66	2.90	1.67	0.76
Portfolio turnover (%)	33	24	30	13	25

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
11	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$15.94	$15.08	$14.95	$15.67	$14.55
Net investment income[1,2]	0.17	0.17	0.25	0.22	0.06
Net realized and unrealized gain (loss) on investments	0.52	0.94	0.30	(0.69)	1.16
Total from investment operations	0.69	1.11	0.55	(0.47)	1.22
Less distributions
From net investment income	(0.17)	(0.19)	(0.32)	(0.23)	(0.02)
From net realized gain	—	(0.06)	(0.10)	(0.02)	(0.08)
Total distributions	(0.17)	(0.25)	(0.42)	(0.25)	(0.10)
Net asset value, end of period	$16.46	$15.94	$15.08	$14.95	$15.67
Total return (%)[3]	4.38	7.43	3.82	(3.04)	8.41
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$1	$3	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	1.03	1.04	1.04	0.99	0.95
Expenses including reductions[5]	0.88	0.85	0.85	0.81	0.74
Net investment income[2]	1.07	1.13	1.67	1.45	0.38
Portfolio turnover (%)	33	24	30	13	25

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	12

CLASS R4 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$16.00	$15.14	$15.01	$15.73	$14.60
Net investment income[1,2]	0.19	0.24	0.41	0.21	0.10
Net realized and unrealized gain (loss) on investments	0.55	0.90	0.18	(0.64)	1.16
Total from investment operations	0.74	1.14	0.59	(0.43)	1.26
Less distributions
From net investment income	(0.21)	(0.22)	(0.36)	(0.27)	(0.05)
From net realized gain	—	(0.06)	(0.10)	(0.02)	(0.08)
Total distributions	(0.21)	(0.28)	(0.46)	(0.29)	(0.13)
Net asset value, end of period	$16.53	$16.00	$15.14	$15.01	$15.73
Total return (%)[3]	4.68	7.66	4.06	(2.78)	8.70
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$—[4]	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.88	0.88	0.89	0.84	0.83
Expenses including reductions[5]	0.63	0.60	0.60	0.56	0.51
Net investment income[2]	1.17	1.53	2.75	1.41	0.68
Portfolio turnover (%)	33	24	30	13	25

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
13	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$16.01	$15.14	$15.02	$15.74	$14.60
Net investment income[1,2]	0.23	0.28	0.45	0.27	0.13
Net realized and unrealized gain (loss) on investments	0.54	0.91	0.17	(0.66)	1.18
Total from investment operations	0.77	1.19	0.62	(0.39)	1.31
Less distributions
From net investment income	(0.25)	(0.26)	(0.40)	(0.31)	(0.09)
From net realized gain	—	(0.06)	(0.10)	(0.02)	(0.08)
Total distributions	(0.25)	(0.32)	(0.50)	(0.33)	(0.17)
Net asset value, end of period	$16.53	$16.01	$15.14	$15.02	$15.74
Total return (%)[3]	4.87	7.98	4.25	(2.55)	9.02
Ratios and supplemental data
Net assets, end of period (in millions)	$35	$30	$28	$27	$21
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	0.53	0.53	0.54	0.49	0.48
Expenses including reductions[4]	0.38	0.35	0.35	0.31	0.26
Net investment income[2]	1.39	1.82	2.99	1.74	0.88
Portfolio turnover (%)	33	24	30	13	25

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	14

Notes to financial statements
Note 1—Organization
John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund operates as a “fund of funds", investing in affiliated underlying funds of the Trust, other series of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
15	JOHN HANCOCK Alternative Asset Allocation Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$471,144,882	$471,144,882	—	—
Unaffiliated investment companies	477,871,078	477,871,078	—	—
Short-term investments	20,914,352	20,914,352	—	—
Total investments in securities	$969,930,312	$969,930,312	—	—
Derivatives:
Liabilities
Swap contracts	$(3,405)	—	$(3,405)	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or
| JOHN HANCOCK Alternative Asset Allocation Fund	16

repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of August 31, 2025, there were no securities on loan.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2025 were $4,642.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
17	JOHN HANCOCK Alternative Asset Allocation Fund |

For federal income tax purposes, as of August 31, 2025, the fund has a short-term capital loss carryforward of $9,857,144 and a long-term capital loss carryforward of $5,911,563 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2025 and 2024 was as follows:
	August 31, 2025	August 31, 2024
Ordinary income	$11,681,247	$14,702,051
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, the components of distributable earnings on a tax basis consisted of $8,479,729 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
| JOHN HANCOCK Alternative Asset Allocation Fund	18

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the year ended August 31, 2025, the fund used total return swaps to manage against potential credit events and to gain exposure to security or credit index. The fund held total return swaps with total USD notional amounts ranging up to $19.9 million as measured at each quarter end.
19	JOHN HANCOCK Alternative Asset Allocation Fund |

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Swap contracts, at value	Total return swaps	—	$(3,405)
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Swap contracts
Equity	$(56,179)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2025:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Swap contracts
Equity	$(3,405)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund pays the Advisor a management fee for its services to the fund. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
Management fees are determined in accordance with the following schedule:
| JOHN HANCOCK Alternative Asset Allocation Fund	20

	First $5.0 billion of average net assets	Excess over $5.0 billion of average net assets
Assets in a fund of the Trust or JHF III	0.100%	0.075%
Other assets	0.550%	0.525%
The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.04% of the average net assets of the fund. “Other expenses” means all of the expenses of the fund, excluding: management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund’s average daily net assets up to $5 billion, and by 0.025% of the fund’s average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has also contractually agreed to waive its management fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund’s first $5 billion of average daily net assets and 0.525% of the fund’s average daily net assets in excess of $5 billion. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$86,893
Class C	6,826
Class I	1,213,408
Class R2	812
Class	Expense reduction
Class R4	$209
Class R6	49,609
Total	$1,357,757

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2025, were equivalent to a net annual effective rate of 0.31% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
21	JOHN HANCOCK Alternative Asset Allocation Fund |

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $134 for Class R4 shares for the year ended August 31, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $49,443 for the year ended August 31, 2025. Of this amount, $8,561 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $40,882 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2025, CDSCs received by the Distributor amounted to $1 and $385 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$166,603	$62,976
Class C	43,311	4,912
Class I	—	891,838
Class R2	2,515	23
Class R4	468	7
Class R6	—	1,584
Total	$212,897	$961,340
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Alternative Asset Allocation Fund	22

Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2025 and 2024 were as follows:
	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	364,140	$5,864,452	333,162	$5,125,090
Distributions reinvested	40,081	637,294	64,465	974,069
Repurchased	(699,351)	(11,234,602)	(794,761)	(12,251,282)
Net decrease	(295,130)	$(4,732,856)	(397,134)	$(6,152,123)
Class C shares
Sold	37,504	$604,280	45,471	$694,359
Distributions reinvested	1,328	21,223	4,454	67,664
Repurchased	(115,306)	(1,858,597)	(218,774)	(3,373,127)
Net decrease	(76,474)	$(1,233,094)	(168,849)	$(2,611,104)
Class I shares
Sold	24,738,873	$398,302,933	15,651,128	$240,342,215
Distributions reinvested	649,635	10,329,200	842,170	12,725,186
Repurchased	(15,715,808)	(253,167,091)	(16,701,032)	(256,809,781)
Net increase (decrease)	9,672,700	$155,465,042	(207,734)	$(3,742,380)
Class R2 shares
Sold	1,893	$30,370	10,985	$166,071
Distributions reinvested	329	5,235	1,184	17,871
Repurchased	(25,579)	(412,326)	(172,164)	(2,618,924)
Net decrease	(23,357)	$(376,721)	(159,995)	$(2,434,982)
Class R4 shares
Sold	1,047	$16,920	1,423	$21,844
Distributions reinvested	100	1,590	156	2,363
Repurchased	(1,557)	(25,096)	(379)	(5,945)
Net increase (decrease)	(410)	$(6,586)	1,200	$18,262
Class R6 shares
Sold	961,913	$15,550,045	849,078	$13,031,192
Distributions reinvested	27,754	441,560	40,465	611,832
Repurchased	(742,812)	(11,902,649)	(833,281)	(12,842,458)
Net increase	246,855	$4,088,956	56,262	$800,566
Total net increase (decrease)	9,524,184	$153,204,741	(876,250)	$(14,121,761)
Affiliates of the fund owned 2% of shares of Class R6 on August 31, 2025.
23	JOHN HANCOCK Alternative Asset Allocation Fund |

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $468,118,177 and $280,359,671, respectively, for the year ended August 31, 2025.
Note 8—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each affiliated underlying funds’ net assets. At August 31, 2025, the fund held 5% or more of the net assets of the affiliated underlying funds shown below:
Funds	Underlying fund’s net assets
John Hancock Funds II Multi-Asset Absolute Return Fund	46.7%
John Hancock Investment Trust Disciplined Value Global Long/Short Fund	27.0%
John Hancock Investment Trust Diversified Macro Fund	6.4%
John Hancock Investment Trust Infrastructure Fund	5.0%
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value Global Long/Short	5,533,116	—	$94,265,559	$(18,576,661)	$1,817,428	$12,683,462	—	—	$90,189,788
Diversified Macro	9,097,975	$56,544,348	31,447,750	(6,687,831)	(1,058,724)	(2,821,776)	$353,790	—	77,423,767
Infrastructure	1,996,718	36,116,636	9,286,428	(15,938,656)	3,446,159	1,033,635	915,991	—	33,944,202
John Hancock Collateral Trust*	2,090,787	40,255,662	235,726,074	(255,079,881)	17,524	(5,027)	1,178,939	—	20,914,352
Multi-Asset Absolute Return	10,491,765	103,634,688	33,797,188	(26,313,983)	1,337,989	(718,581)	1,889,313	—	111,737,301
Seaport Long/Short	—	85,495,476	44,095,471	(99,265,008)	(19,324,223)	(11,001,716)	117,941	$24,981,824	—
Strategic Income Opportunities	6,619,986	61,098,934	17,181,505	(11,455,372)	(504,277)	1,666,468	2,346,783	—	67,987,258
					$(14,268,124)	$836,465	$6,802,757	$24,981,824	$402,196,668

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the year ended August 31, 2025, is set forth below:
| JOHN HANCOCK Alternative Asset Allocation Fund	24

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Invesco DB Precious Metals Fund	124,401	$13,759,250	$3,625,753	$(10,656,171)	$2,955,572	$226,499	$411,305	—	$9,910,903
NYLI Merger Arbitrage ETF*	—	31,221,049	236,381	(31,606,939)	1,452,906	(1,303,397)	—	—	—
The Arbitrage Fund, Class I	5,642,319	70,805,855	17,480,118	(11,967,694)	437,870	3,195,514	493,767	$328,435	79,951,663
					$4,846,348	$2,118,616	$905,072	$328,435	$89,862,566

*	The security was an affiliate at the beginning of the year and was sold prior to the end of the year.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
25	JOHN HANCOCK Alternative Asset Allocation Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Alternative Asset Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Alternative Asset Allocation Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	26

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
27	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Alternative Asset Allocation Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	28

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
29	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and its peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.  The Board noted that net management fees for the fund are equal to the peer group median and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risk undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information
| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	30

provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for the fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the fund’s investments in the underlying portfolios, and that the Advisor made a finding that the fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fees for the fund are paid by the Advisor;
(k)	with respect to the fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the affiliated underlying funds in which the funds may invest;
(l)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
31	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that with respect to the John Hancock underlying funds in which the fund invests, the Advisor has contractually agreed to waive a portion of its management fee such funds and for each of the other John Hancock funds in the complex (except as discussed below) with respect to the John Hancock underlying funds in which the fund invests (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The funds that are not participating portfolios are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust. The funds of funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the participating portfolios, which are subject to reimbursement;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fees for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s respective Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and
| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	32

amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under each Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes.  The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.
33	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

In addition, the Trustees reviewed the subadvisory fees to be paid to the Subadvisor for the fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the fund’s investments in the underlying portfolios, and that the Advisor made a finding that the fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	34

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4780980	345A 8/25
10/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Blue Chip Growth Fund
U.S. equity
August 31, 2025

John Hancock
Blue Chip Growth Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
13	Notes to financial statements
22	Report of independent registered public accounting firm
23	Tax information
24	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK BLUE CHIP GROWTH FUND |

Fund’s investments
AS OF 8-31-25
	Shares	Value
Common stocks 97.5%		$5,716,960,730
(Cost $1,845,921,553)
Communication services 15.2%		892,147,622
Entertainment 3.1%
Netflix, Inc. (A)	123,570	149,303,453
Sea, Ltd., ADR (A)	164,360	30,659,714
Interactive media and services 11.1%
Alphabet, Inc., Class A	256,126	54,531,787
Alphabet, Inc., Class C	1,082,261	231,095,191
Meta Platforms, Inc., Class A	496,676	366,894,561
Wireless telecommunication services 1.0%
T-Mobile US, Inc.	236,767	59,662,916
Consumer discretionary 15.4%		903,937,676
Automobiles 2.3%
Tesla, Inc. (A)	407,558	136,071,389
Broadline retail 6.9%
Amazon.com, Inc. (A)	1,777,406	407,025,974
Hotels, restaurants and leisure 2.1%
Booking Holdings, Inc.	10,105	56,578,400
Chipotle Mexican Grill, Inc. (A)	798,294	33,640,109
DoorDash, Inc., Class A (A)	122,442	30,028,901
Specialty retail 4.1%
Carvana Company (A)	516,782	192,201,561
Ross Stores, Inc.	157,689	23,205,513
The TJX Companies, Inc.	184,363	25,185,829
Consumer staples 0.8%		45,442,404
Food products 0.2%
Mondelez International, Inc., Class A	179,197	11,009,864
Household products 0.6%
Colgate-Palmolive Company	220,625	18,547,944
The Procter & Gamble Company	101,150	15,884,596
Energy 0.2%		9,913,607
Energy equipment and services 0.2%
Schlumberger, Ltd.	269,099	9,913,607
Financials 8.4%		494,658,024
Capital markets 1.5%
Morgan Stanley	161,014	24,229,387
S&P Global, Inc.	37,200	20,401,968
The Charles Schwab Corp.	224,826	21,547,324
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BLUE CHIP GROWTH FUND	2

	Shares	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	29,791	$22,201,743
Financial services 5.7%
Adyen NV (A)(B)	6,281	10,546,867
Fiserv, Inc. (A)	63,266	8,742,096
Mastercard, Inc., Class A	237,469	141,362,921
Visa, Inc., Class A	501,680	176,480,990
Insurance 1.2%
Chubb, Ltd.	177,045	48,699,768
Marsh & McLennan Companies, Inc.	99,339	20,444,960
Health care 5.8%		338,720,295
Health care equipment and supplies 1.8%
Intuitive Surgical, Inc. (A)	156,063	73,863,838
Stryker Corp.	74,522	29,168,656
Health care providers and services 0.8%
Elevance Health, Inc.	27,776	8,850,822
UnitedHealth Group, Inc.	128,299	39,756,011
Life sciences tools and services 1.1%
Danaher Corp.	147,535	30,365,654
Thermo Fisher Scientific, Inc.	63,361	31,219,232
Pharmaceuticals 2.1%
Eli Lilly & Company	171,307	125,496,082
Industrials 3.1%		183,496,729
Aerospace and defense 1.9%
General Electric Company	361,131	99,383,251
TransDigm Group, Inc.	11,044	15,449,231
Commercial services and supplies 0.3%
Cintas Corp.	66,813	14,032,734
Veralto Corp.	36,474	3,873,174
Electrical equipment 0.7%
GE Vernova, Inc.	63,805	39,110,551
Ground transportation 0.2%
Old Dominion Freight Line, Inc.	77,153	11,647,788
Information technology 47.1%		2,760,139,048
Electronic equipment, instruments and components 0.5%
TE Connectivity PLC	130,898	27,030,437
IT services 0.9%
Shopify, Inc., Class A (A)	370,033	52,278,262
Semiconductors and semiconductor equipment 19.8%
ASML Holding NV, NYRS	59,373	44,091,577
3	JOHN HANCOCK BLUE CHIP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom, Inc.	627,082	$186,487,916
Monolithic Power Systems, Inc.	34,024	28,435,898
NVIDIA Corp.	4,934,687	859,523,786
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	122,358	28,248,791
Texas Instruments, Inc.	80,486	16,296,805
Software 17.7%
Crowdstrike Holdings, Inc., Class A (A)	44,621	18,905,918
Datadog, Inc., Class A (A)	62,202	8,501,769
Intuit, Inc.	51,809	34,556,603
Microsoft Corp.	1,537,654	779,113,905
Palantir Technologies, Inc., Class A (A)	74,871	11,733,034
Roper Technologies, Inc.	49,298	25,946,030
ServiceNow, Inc. (A)	114,089	104,672,094
Synopsys, Inc. (A)	87,508	52,812,828
Technology hardware, storage and peripherals 8.2%
Apple, Inc.	2,074,194	481,503,395
Materials 0.7%		41,295,071
Chemicals 0.7%
Linde PLC	43,302	20,710,914
The Sherwin-Williams Company	56,267	20,584,157
Utilities 0.8%		47,210,254
Electric utilities 0.8%

Constellation Energy Corp.	153,290	47,210,254
Exchange-traded funds 1.0%		$62,382,600
(Cost $62,731,494)
iShares Russell 1000 Growth ETF	140,000	62,382,600

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.2%				$9,729,331
(Cost $9,875,171)
Consumer discretionary 0.2%				9,729,331
Specialty retail 0.2%
Carvana Company (11.000% Cash or 13.000% PIK) (B)	11.000	06-01-30	3,061,586	3,202,554
Carvana Company (9.000% Cash or 12.000% PIK) (B)	12.000	12-01-28	1,738,054	1,777,629
Carvana Company (9.000% Cash or 14.000% PIK) (B)	14.000	06-01-31	4,185,791	4,749,148

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BLUE CHIP GROWTH FUND	4

	Yield (%)	Shares	Value
Short-term investments 1.2%			$67,658,615
(Cost $67,658,615)
Short-term funds 1.2%			67,658,615
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2243(C)	1,970	1,970
T. Rowe Price Government Reserve Fund	4.3534(C)	67,656,645	67,656,645

Total investments (Cost $1,986,186,833) 99.9%	$5,856,731,276
Other assets and liabilities, net 0.1%	7,463,019
Total net assets 100.0%	$5,864,194,295

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 8-31-25.
At 8-31-25, the aggregate cost of investments for federal income tax purposes was $2,018,522,200. Net unrealized appreciation aggregated to $3,838,209,076, of which $3,848,805,377 related to gross unrealized appreciation and $10,596,301 related to gross unrealized depreciation.
5	JOHN HANCOCK BLUE CHIP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-25

Assets
Unaffiliated investments, at value (Cost $1,986,186,833)	$5,856,731,276
Dividends and interest receivable	2,743,058
Receivable for fund shares sold	3,147,128
Receivable for investments sold	4,494,893
Other assets	143,478
Total assets	5,867,259,833
Liabilities
Due to custodian	1,941,602
Payable for investments purchased	1,970
Payable for fund shares repurchased	445,505
Payable to affiliates
Investment management fees	1,876
Accounting and legal services fees	186,966
Transfer agent fees	133,837
Trustees’ fees	4,619
Other liabilities and accrued expenses	349,163
Total liabilities	3,065,538
Net assets	$5,864,194,295
Net assets consist of
Paid-in capital	$1,720,077,415
Total distributable earnings (loss)	4,144,116,880
Net assets	$5,864,194,295

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,343,151,861 ÷ 20,781,405 shares)[1]	$64.63
Class C ($42,932,498 ÷ 744,244 shares)[1]	$57.69
Class 1 ($2,036,314,409 ÷ 30,008,990 shares)	$67.86
Class NAV ($2,441,795,527 ÷ 35,749,336 shares)	$68.30
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$68.03

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	6

STATEMENT OF OPERATIONS For the year ended 8-31-25

Investment income
Dividends	$25,576,858
Interest	1,021,205
Securities lending	13,564
Less foreign taxes withheld	(127,699)
Total investment income	26,483,928
Expenses
Investment management fees	35,597,867
Distribution and service fees	5,061,459
Accounting and legal services fees	915,246
Transfer agent fees	1,430,645
Trustees’ fees	122,022
Custodian fees	511,264
State registration fees	73,534
Printing and postage	62,619
Professional fees	216,495
Other	130,551
Total expenses	44,121,702
Less expense reductions	(1,859,058)
Net expenses	42,262,644
Net investment loss	(15,778,716)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	353,465,066
Affiliated investments	(2,559)
353,462,507
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	726,565,625
726,565,625
Net realized and unrealized gain	1,080,028,132
Increase in net assets from operations	$1,064,249,416
7	JOHN HANCOCK Blue Chip Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment loss	$(15,778,716)	$(12,537,002)
Net realized gain	353,462,507	282,785,862
Change in net unrealized appreciation (depreciation)	726,565,625	904,086,431
Increase in net assets resulting from operations	1,064,249,416	1,174,335,291
Distributions to shareholders
From earnings
Class A	(83,853,232)	(30,432,962)
Class C	(3,689,857)	(1,632,975)
Class 1	(128,207,627)	(50,725,298)
Class NAV	(79,494,621)	(36,746,555)
Total distributions	(295,245,337)	(119,537,790)
From fund share transactions	802,090,067	(339,767,156)
Total increase	1,571,094,146	715,030,345
Net assets
Beginning of year	4,293,100,149	3,578,069,804
End of year	$5,864,194,295	$4,293,100,149
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	8

Financial highlights
CLASS A SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$57.03	$43.82	$38.26	$65.28	$55.94
Net investment loss[1]	(0.35)	(0.29)	(0.20)	(0.36)	(0.45)
Net realized and unrealized gain (loss) on investments	12.16	15.04	7.59	(17.44)	12.43
Total from investment operations	11.81	14.75	7.39	(17.80)	11.98
Less distributions
From net realized gain	(4.21)	(1.54)	(1.83)	(9.22)	(2.64)
Net asset value, end of period	$64.63	$57.03	$43.82	$38.26	$65.28
Total return (%)[2,3]	21.47	34.51	21.12	(31.17)	22.34
Ratios and supplemental data
Net assets, end of period (in millions)	$1,343	$1,152	$880	$782	$1,190
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	1.19	1.19	1.19	1.19
Expenses including reductions	1.14	1.14	1.14	1.14	1.14
Net investment loss	(0.60)	(0.58)	(0.53)	(0.73)	(0.79)
Portfolio turnover (%)	29	12	14	20	33

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
9	JOHN HANCOCK Blue Chip Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$51.66	$40.10	$35.43	$61.56	$53.27
Net investment loss[1]	(0.69)	(0.58)	(0.42)	(0.67)	(0.81)
Net realized and unrealized gain (loss) on investments	10.93	13.68	6.92	(16.24)	11.74
Total from investment operations	10.24	13.10	6.50	(16.91)	10.93
Less distributions
From net realized gain	(4.21)	(1.54)	(1.83)	(9.22)	(2.64)
Net asset value, end of period	$57.69	$51.66	$40.10	$35.43	$61.56
Total return (%)[2,3]	20.62	33.58	20.26	(31.67)	21.46
Ratios and supplemental data
Net assets, end of period (in millions)	$43	$48	$46	$56	$103
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	1.89	1.89	1.89	1.89
Expenses including reductions	1.84	1.86	1.86	1.85	1.85
Net investment loss	(1.30)	(1.30)	(1.25)	(1.45)	(1.50)
Portfolio turnover (%)	29	12	14	20	33

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	10

CLASS 1 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$59.48	$45.49	$39.50	$66.87	$57.05
Net investment loss[1]	(0.15)	(0.12)	(0.07)	(0.20)	(0.25)
Net realized and unrealized gain (loss) on investments	12.74	15.65	7.89	(17.95)	12.71
Total from investment operations	12.59	15.53	7.82	(18.15)	12.46
Less distributions
From net realized gain	(4.21)	(1.54)	(1.83)	(9.22)	(2.64)
Net asset value, end of period	$67.86	$59.48	$45.49	$39.50	$66.87
Total return (%)[2]	21.91	34.97	21.56	(30.93)	22.76
Ratios and supplemental data
Net assets, end of period (in millions)	$2,036	$1,851	$1,563	$1,556	$2,621
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.82	0.83	0.83	0.82
Expenses including reductions	0.78	0.79	0.80	0.79	0.79
Net investment loss	(0.24)	(0.23)	(0.18)	(0.39)	(0.43)
Portfolio turnover (%)	29	12	14	20	33

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
11	JOHN HANCOCK Blue Chip Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$59.82	$45.72	$39.67	$67.08	$57.20
Net investment loss[1]	(0.12)	(0.09)	(0.05)	(0.17)	(0.22)
Net realized and unrealized gain (loss) on investments	12.81	15.73	7.93	(18.02)	12.74
Total from investment operations	12.69	15.64	7.88	(18.19)	12.52
Less distributions
From net realized gain	(4.21)	(1.54)	(1.83)	(9.22)	(2.64)
Net asset value, end of period	$68.30	$59.82	$45.72	$39.67	$67.08
Total return (%)[2]	21.96	35.07	21.63	(30.91)	22.81
Ratios and supplemental data
Net assets, end of period (in millions)	$2,442	$1,243	$1,088	$1,177	$1,689
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.77	0.78	0.78	0.77
Expenses including reductions	0.73	0.74	0.75	0.74	0.74
Net investment loss	(0.19)	(0.18)	(0.13)	(0.33)	(0.38)
Portfolio turnover (%)	29	12	14	20	33

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	12

Notes to financial statements
Note 1—Organization
John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
13	JOHN HANCOCK Blue Chip Growth Fund |

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$892,147,622	$892,147,622	—	—
Consumer discretionary	903,937,676	903,937,676	—	—
Consumer staples	45,442,404	45,442,404	—	—
Energy	9,913,607	9,913,607	—	—
Financials	494,658,024	484,111,157	$10,546,867	—
Health care	338,720,295	338,720,295	—	—
Industrials	183,496,729	183,496,729	—	—
Information technology	2,760,139,048	2,760,139,048	—	—
Materials	41,295,071	41,295,071	—	—
Utilities	47,210,254	47,210,254	—	—
Exchange-traded funds	62,382,600	62,382,600	—	—
Corporate bonds	9,729,331	—	9,729,331	—
Short-term investments	67,658,615	67,658,615	—	—
Total investments in securities	$5,856,731,276	$5,836,455,078	$20,276,198	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
| JOHN HANCOCK Blue Chip Growth Fund	14

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of August 31, 2025, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may
15	JOHN HANCOCK Blue Chip Growth Fund |

have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2025 were $26,273.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
Qualified late year ordinary losses of $2,409,584 are treated as occurring on September 1, 2025, the first day of the fund’s next taxable year.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2025 and 2024 was as follows:
	August 31, 2025	August 31, 2024
Ordinary income	$29,582,059	—
Long-term capital gains	265,663,278	$119,537,790
Total	$295,245,337	$119,537,790
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, the components of distributable earnings on a tax basis consisted of $308,317,388 of undistributed long-term capital gains.
| JOHN HANCOCK Blue Chip Growth Fund	16

Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the following:
Aggregate daily net assets	Tier	Rate
Assets under $500 million	All assets	0.780%
Assets between $500 million - $1 billion	All assets	0.775%
Assets between $1 billion - $2 billion	First $1 billion	0.775%
	Next $1 billion	0.740%
Assets between $2 billion - $7.5 billion	First $3 billion	0.740%
	Next $4.5 billion	0.725%
Assets over $7.5 billion	All assets	0.710%
Aggregate net assets include the net assets of the fund, Blue Chip Growth Trust a series of John Hancock Variable Insurance Trust, and Manulife North American Equity Fund Series I Asia. The fund is not responsible for payment of the subadvisory fees.
Prior to June 1, 2025, the annual rates were a) 0.780% of the first $500 million of the fund’s aggregate net assets; b) 0.775% of the next $500 million of the fund’s aggregate net assets; c) 0.740% of the next $2 billion of the fund’s aggregate net assets; and d) 0.725% of the fund’s aggregate net assets in excess of $3 billion. When aggregated net assets exceeded $500 million on any day, the annual rate of Advisory fee was 0.775% on the first $500 million of aggregate net assets. When aggregated net assets exceeded $1 billion on any day, the annual rate of advisory fee was 0.750% on the first $1 billion of aggregate net assets. When aggregated net assets exceeded $2 billion on any day, the annual rate of advisory fee was 0.740% on the first $1 billion of aggregate net assets.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
17	JOHN HANCOCK Blue Chip Growth Fund |

fund. During the year ended August 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A and Class C shares” means all expenses of the applicable class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, underlying fund expenses (acquired fund fees), litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for this fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense waiver may be terminated at any time.
For the year ended August 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$470,091
Class C	17,398
Class 1	722,609
Class	Expense reduction
Class NAV	$648,960
Total	$1,859,058

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2025, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $736,955 for the year ended August 31, 2025. Of this amount, $124,197 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $612,758 was paid as sales commissions to broker-dealers.
| JOHN HANCOCK Blue Chip Growth Fund	18

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2025, CDSCs received by the Distributor amounted to $1,745 and $2,725 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,650,566	$1,378,771
Class C	457,565	51,874
Class 1	953,328	—
Total	$5,061,459	$1,430,645
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$15,500,000	2	4.815%	$4,146
19	JOHN HANCOCK Blue Chip Growth Fund |

Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2025 and 2024 were as follows:
	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,137,035	$183,536,812	3,394,642	$170,366,061
Distributions reinvested	1,428,337	83,786,238	664,192	30,400,084
Repurchased	(3,975,033)	(232,500,562)	(3,955,912)	(196,585,500)
Net increase	590,339	$34,822,488	102,922	$4,180,645
Class C shares
Sold	44,295	$2,306,006	70,492	$3,151,999
Distributions reinvested	70,136	3,689,854	39,192	1,632,755
Repurchased	(305,845)	(15,994,339)	(318,538)	(14,277,817)
Net decrease	(191,414)	$(9,998,479)	(208,854)	$(9,493,063)
Class 1 shares
Sold	737,873	$45,759,604	793,868	$41,591,871
Distributions reinvested	2,087,052	128,207,627	1,065,210	50,725,298
Repurchased	(3,926,589)	(237,876,991)	(5,120,625)	(258,784,920)
Net decrease	(1,101,664)	$(63,909,760)	(3,261,547)	$(166,467,751)
Class NAV shares
Sold	18,182,575	$1,052,036,290	1,655,085	$92,399,549
Distributions reinvested	1,286,113	79,494,621	767,632	36,746,555
Repurchased	(4,493,788)	(290,355,093)	(5,455,648)	(297,133,091)
Net increase (decrease)	14,974,900	$841,175,818	(3,032,931)	$(167,986,987)
Total net increase (decrease)	14,272,161	$802,090,067	(6,400,410)	$(339,767,156)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on August 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,849,453,200 and $1,411,300,509, respectively, for the year ended August 31, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
| JOHN HANCOCK Blue Chip Growth Fund	20

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2025, funds within the John Hancock group of funds complex held 41.6% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	15.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	8.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	6.6%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$94,944,894	$(94,942,335)	$(2,559)	—	$13,564	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
21	JOHN HANCOCK Blue Chip Growth Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Blue Chip Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Blue Chip Growth Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK Blue Chip Growth Fund	22

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $265,663,278 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
23	JOHN HANCOCK BLUE CHIP GROWTH FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with T. Rowe Price Associates, Inc. (the Subadvisor), for John Hancock Blue Chip Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund. In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not
| JOHN HANCOCK BLUE CHIP GROWTH FUND	24

treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
25	JOHN HANCOCK BLUE CHIP GROWTH FUND |

(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period ended December 31, 2024 and underperformed for the three-, five- and ten-year periods ended December 31, 2024. The Board also noted that the fund outperformed its peer group median for the one-, three- and ten-year periods ended December 31, 2024 and underperformed its peer group median for the five-year period ended December 31, 2024. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-, five- and ten-year periods and relative to its peer group median for the five-year period. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking with a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.  The Board noted that net management fees for the fund are higher than the peer group median, and that net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including previous actions taken by management to reduce the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed
| JOHN HANCOCK BLUE CHIP GROWTH FUND	26

information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
27	JOHN HANCOCK BLUE CHIP GROWTH FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK BLUE CHIP GROWTH FUND	28

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes.  The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
29	JOHN HANCOCK BLUE CHIP GROWTH FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK BLUE CHIP GROWTH FUND	30

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4780947	457A 8/25
10/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Real Estate Securities Fund
Alternative
August 31, 2025

John Hancock
Real Estate Securities Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
12	Notes to financial statements
20	Report of independent registered public accounting firm
21	Tax information
22	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK REAL ESTATE SECURITIES FUND |

Fund’s investments
AS OF 8-31-25
	Shares	Value
Common stocks 99.4%		$219,027,070
(Cost $173,169,764)
Consumer discretionary 2.5%		5,430,931
Hotels, restaurants and leisure 2.5%
Hilton Worldwide Holdings, Inc.	11,697	3,229,074
Hyatt Hotels Corp., Class A	15,261	2,201,857
Financials 1.7%		3,693,727
Capital markets 1.7%
Brookfield Corp.	56,204	3,693,727
Health care 1.8%		4,012,093
Health care providers and services 1.8%
Brookdale Senior Living, Inc. (A)	521,051	4,012,093
Real estate 93.4%		205,890,319
Diversified REITs 5.9%
Essential Properties Realty Trust, Inc.	227,937	7,138,987
WP Carey, Inc.	88,817	5,959,621
Health care REITs 18.9%
American Healthcare REIT, Inc.	165,297	7,073,059
CareTrust REIT, Inc.	162,286	5,584,261
Ventas, Inc.	58,114	3,956,401
Welltower, Inc.	148,431	24,977,966
Hotel and resort REITs 1.1%
Xenia Hotels & Resorts, Inc.	166,317	2,350,059
Industrial REITs 11.6%
EastGroup Properties, Inc.	35,567	6,030,741
Prologis, Inc.	172,397	19,615,331
Office REITs 4.7%
JBG SMITH Properties	98,541	2,112,719
Kilroy Realty Corp.	71,230	2,962,456
Paramount Group, Inc. (A)	410,282	2,954,030
SL Green Realty Corp.	39,246	2,232,705
Real estate management and development 1.7%
CBRE Group, Inc., Class A (A)	13,457	2,181,649
Jones Lang LaSalle, Inc. (A)	5,359	1,637,550
Residential REITs 12.6%
American Homes 4 Rent, Class A	117,979	4,226,008
AvalonBay Communities, Inc.	37,303	7,305,793
Essex Property Trust, Inc.	41,228	11,140,218
Mid-America Apartment Communities, Inc.	35,606	5,192,067
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK REAL ESTATE SECURITIES FUND	2

	Shares	Value
Real estate (continued)
Retail REITs 14.4%
Curbline Properties Corp.	24,108	$543,153
Realty Income Corp.	54,987	3,231,036
Regency Centers Corp.	120,310	8,722,475
Simon Property Group, Inc.	70,118	12,667,518
Tanger, Inc.	81,945	2,800,880
Urban Edge Properties	183,129	3,788,939
Specialized REITs 22.5%
American Tower Corp.	20,638	4,207,056
Digital Realty Trust, Inc.	68,406	11,467,582
EPR Properties	35,536	1,927,828
Equinix, Inc.	15,980	12,563,316
Iron Mountain, Inc.	26,747	2,469,551
Millrose Properties, Inc., Class A	76,339	2,695,530
Public Storage	31,493	9,277,523
Smartstop Self Storage REIT, Inc.	134,551	4,896,311

	Yield (%)	Shares	Value
Short-term investments 0.6%			$1,319,456
(Cost $1,319,456)
Short-term funds 0.6%			1,319,456
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2243(B)	1,319,456	1,319,456

Total investments (Cost $174,489,220) 100.0%	$220,346,526
Other assets and liabilities, net (0.0%)	(25,494)
Total net assets 100.0%	$220,321,032

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-25.
At 8-31-25, the aggregate cost of investments for federal income tax purposes was $176,449,878. Net unrealized appreciation aggregated to $43,896,648, of which $45,907,519 related to gross unrealized appreciation and $2,010,871 related to gross unrealized depreciation.
3	JOHN HANCOCK REAL ESTATE SECURITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-25

Assets
Unaffiliated investments, at value (Cost $174,489,220)	$220,346,526
Dividends and interest receivable	121,987
Receivable for fund shares sold	125,427
Receivable for securities lending income	9
Other assets	13,672
Total assets	220,607,621
Liabilities
Payable for fund shares repurchased	197,403
Payable to affiliates
Accounting and legal services fees	6,992
Transfer agent fees	1,763
Trustees’ fees	176
Other liabilities and accrued expenses	80,255
Total liabilities	286,589
Net assets	$220,321,032
Net assets consist of
Paid-in capital	$180,703,221
Total distributable earnings (loss)	39,617,811
Net assets	$220,321,032

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($6,035,046 ÷ 489,654 shares)[1]	$12.33
Class C ($15,844 ÷ 1,284 shares)[1]	$12.34
Class I ($12,623,516 ÷ 1,023,461 shares)	$12.33
Class R6 ($10,338,470 ÷ 840,259 shares)	$12.30
Class 1 ($191,308,156 ÷ 15,543,834 shares)	$12.31
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.98

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	4

STATEMENT OF OPERATIONS For the year ended 8-31-25

Investment income
Dividends	$6,262,281
Interest	241
Securities lending	917
Total investment income	6,263,439
Expenses
Investment management fees	1,666,501
Distribution and service fees	121,478
Accounting and legal services fees	43,986
Transfer agent fees	21,276
Trustees’ fees	6,460
Custodian fees	39,388
State registration fees	69,543
Printing and postage	23,450
Professional fees	64,861
Other	24,777
Total expenses	2,081,720
Less expense reductions	(20,298)
Net expenses	2,061,422
Net investment income	4,202,017
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	19,956,020
Affiliated investments	42
19,956,062
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(29,709,126)
(29,709,126)
Net realized and unrealized loss	(9,753,064)
Decrease in net assets from operations	$(5,551,047)
5	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$4,202,017	$4,986,140
Net realized gain	19,956,062	3,081,202
Change in net unrealized appreciation (depreciation)	(29,709,126)	38,635,668
Increase (decrease) in net assets resulting from operations	(5,551,047)	46,703,010
Distributions to shareholders
From earnings
Class A	(108,720)	(127,795)
Class C	(301)	(1,117)
Class I	(208,821)	(323,155)
Class R6	(188,462)	(37,721)
Class 1	(4,265,518)	(5,327,110)
Total distributions	(4,771,822)	(5,816,898)
From fund share transactions	(27,630,895)	(28,648,766)
Total increase (decrease)	(37,953,764)	12,237,346
Net assets
Beginning of year	258,274,796	246,037,450
End of year	$220,321,032	$258,274,796
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	6

Financial highlights
CLASS A SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$12.84	$10.85	$12.92	$16.60	$12.59
Net investment income[2]	0.18	0.20	0.21	0.13	0.03
Net realized and unrealized gain (loss) on investments	(0.48)	2.03	(0.90)	(1.93)	4.18
Total from investment operations	(0.30)	2.23	(0.69)	(1.80)	4.21
Less distributions
From net investment income	(0.21)	(0.24)	(0.14)	(0.08)	(0.20)
From net realized gain	—	—	(1.24)	(1.80)	—
Total distributions	(0.21)	(0.24)	(1.38)	(1.88)	(0.20)
Net asset value, end of period	$12.33	$12.84	$10.85	$12.92	$16.60
Total return (%)[3,4]	(2.35)	20.80	(4.82)	(12.77)	33.98[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$7	$6	$7	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	1.17	1.17	1.14	1.19[6]
Expenses including reductions	1.17	1.17	1.17	1.13	1.18[6]
Net investment income	1.45	1.77	1.88	0.88	0.31[6]
Portfolio turnover (%)	105	72	105	81	122[7]

[1]	The inception date for Class A shares is 12-2-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
7	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$12.86	$10.86	$12.91	$16.63	$12.59
Net investment income (loss)[2]	0.08	0.12	0.13	0.03	(0.03)
Net realized and unrealized gain (loss) on investments	(0.48)	2.04	(0.91)	(1.95)	4.18
Total from investment operations	(0.40)	2.16	(0.78)	(1.92)	4.15
Less distributions
From net investment income	(0.12)	(0.16)	(0.03)	—	(0.11)
From net realized gain	—	—	(1.24)	(1.80)	—
Total distributions	(0.12)	(0.16)	(1.27)	(1.80)	(0.11)
Net asset value, end of period	$12.34	$12.86	$10.86	$12.91	$16.63
Total return (%)[3,4]	(3.12)	20.03	(5.56)	(13.46)	33.25[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93	1.93	1.92	1.89	1.94[7]
Expenses including reductions	1.92	1.92	1.92	1.88	1.93[7]
Net investment income (loss)	0.64	1.06	1.14	0.19	(0.28)[7]
Portfolio turnover (%)	105	72	105	81	122[8]

[1]	The inception date for Class C shares is 12-2-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	8

CLASS I SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$12.85	$10.85	$12.93	$16.60	$12.59
Net investment income[2]	0.21	0.22	0.22	0.17	0.10
Net realized and unrealized gain (loss) on investments	(0.49)	2.04	(0.89)	(1.92)	4.14
Total from investment operations	(0.28)	2.26	(0.67)	(1.75)	4.24
Less distributions
From net investment income	(0.24)	(0.26)	(0.17)	(0.12)	(0.23)
From net realized gain	—	—	(1.24)	(1.80)	—
Total distributions	(0.24)	(0.26)	(1.41)	(1.92)	(0.23)
Net asset value, end of period	$12.33	$12.85	$10.85	$12.93	$16.60
Total return (%)[3]	(2.19)	21.17	(4.60)	(12.51)	34.30[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$13	$13	$11	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.92	0.92	0.90	0.94[6]
Expenses including reductions	0.92	0.92	0.92	0.89	0.93[6]
Net investment income	1.73	1.99	1.99	1.25	0.89[6]
Portfolio turnover (%)	105	72	105	81	122[7]

[1]	The inception date for Class I shares is 12-2-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
9	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$12.82	$10.82	$12.91	$16.59	$12.59
Net investment income[2]	0.22	0.22	0.24	0.19	0.12
Net realized and unrealized gain (loss) on investments	(0.49)	2.05	(0.90)	(1.93)	4.12
Total from investment operations	(0.27)	2.27	(0.66)	(1.74)	4.24
Less distributions
From net investment income	(0.25)	(0.27)	(0.19)	(0.14)	(0.24)
From net realized gain	—	—	(1.24)	(1.80)	—
Total distributions	(0.25)	(0.27)	(1.43)	(1.94)	(0.24)
Net asset value, end of period	$12.30	$12.82	$10.82	$12.91	$16.59
Total return (%)[3]	(2.10)	21.34	(4.56)	(12.48)	34.37[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$5	$1	$1	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.81	0.82	0.79	0.83[6]
Expenses including reductions	0.81	0.81	0.81	0.78	0.82[6]
Net investment income	1.76	2.01	2.16	1.31	1.05[6]
Portfolio turnover (%)	105	72	105	81	122[7]

[1]	The inception date for Class R6 shares is 12-2-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	10

CLASS 1 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$12.82	$10.82	$12.91	$16.59	$12.05
Net investment income[1]	0.22	0.23	0.25	0.18	0.20
Net realized and unrealized gain (loss) on investments	(0.49)	2.04	(0.92)	(1.93)	4.58
Total from investment operations	(0.27)	2.27	(0.67)	(1.75)	4.78
Less distributions
From net investment income	(0.24)	(0.27)	(0.18)	(0.13)	(0.24)
From net realized gain	—	—	(1.24)	(1.80)	—
Total distributions	(0.24)	(0.27)	(1.42)	(1.93)	(0.24)
Net asset value, end of period	$12.31	$12.82	$10.82	$12.91	$16.59
Total return (%)[2]	(2.06)	21.30	(4.60)	(12.51)	40.36
Ratios and supplemental data
Net assets, end of period (in millions)	$191	$234	$226	$290	$371
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.86	0.86	0.83	0.87
Expenses including reductions	0.86	0.85	0.85	0.82	0.86
Net investment income	1.78	2.11	2.22	1.19	1.45
Portfolio turnover (%)	105	72	105	81	122

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
11	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Real Estate Securities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to achieve a combination of long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
| JOHN HANCOCK Real Estate Securities Fund	12

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund invests in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of August 31, 2025, there were no securities on loan.
13	JOHN HANCOCK Real Estate Securities Fund |

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2025 were $1,248.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, the fund has a short-term capital loss carryforward of $5,805,463 available to offset future net realized capital gains. This carryforward does not expire.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2025 and 2024 was as follows:
	August 31, 2025	August 31, 2024
Ordinary income	$4,771,822	$5,816,898
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, the components of distributable earnings on a tax basis consisted of $1,526,627 of undistributed ordinary income.
| JOHN HANCOCK Real Estate Securities Fund	14

Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.700% of the first $1.5 billion of the fund’s aggregate net assets and b) 0.680% of the excess over $1.5 billion of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and Real Estate Securities Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$538
Class C	3
Class I	1,026
Class	Expense reduction
Class R6	$775
Class 1	17,956
Total	$20,298

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2025, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
15	JOHN HANCOCK Real Estate Securities Fund |

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,879 for the year ended August 31, 2025. Of this amount, $278 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,601 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2025, CDSCs received by the Distributor amounted to $9 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$15,760	$7,148
Class C	401	45
Class I	—	13,611
Class R6	—	472
Class 1	105,317	—
Total	$121,478	$21,276
| JOHN HANCOCK Real Estate Securities Fund	16

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$1,800,000	1	4.825%	$241
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2025 and 2024 were as follows:
	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	113,963	$1,418,757	159,924	$1,795,384
Distributions reinvested	8,794	107,990	11,159	126,765
Repurchased	(164,646)	(2,039,291)	(181,393)	(2,037,073)
Net decrease	(41,889)	$(512,544)	(10,310)	$(114,924)
Class C shares
Sold	43	$532	1,102	$13,532
Distributions reinvested	24	301	43	497
Repurchased	(5,277)	(67,612)	(2,720)	(29,438)
Net decrease	(5,210)	$(66,779)	(1,575)	$(15,409)
Class I shares
Sold	895,586	$11,266,631	1,136,088	$12,447,569
Distributions reinvested	3,114	38,211	14,235	161,426
Repurchased	(850,151)	(10,782,839)	(1,344,275)	(15,153,930)
Net increase (decrease)	48,549	$522,003	(193,952)	$(2,544,935)
Class R6 shares
Sold	564,506	$7,282,288	322,874	$3,639,845
Distributions reinvested	15,410	188,462	3,335	37,721
Repurchased	(115,922)	(1,431,452)	(60,013)	(674,046)
Net increase	463,994	$6,039,298	266,196	$3,003,520
17	JOHN HANCOCK Real Estate Securities Fund |

	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	474,708	$5,999,992	445,587	$4,973,088
Distributions reinvested	348,490	4,265,518	471,009	5,327,110
Repurchased	(3,531,392)	(43,878,383)	(3,563,553)	(39,277,216)
Net decrease	(2,708,194)	$(33,612,873)	(2,646,957)	$(28,977,018)
Total net decrease	(2,242,750)	$(27,630,895)	(2,586,598)	$(28,648,766)
Affiliates of the fund owned 100% of shares of Class 1 on August 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $249,276,066 and $272,665,218, respectively, for the year ended August 31, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$4,206,300	$(4,206,342)	$42	—	$917	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined
| JOHN HANCOCK Real Estate Securities Fund	18

investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
19	JOHN HANCOCK Real Estate Securities Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Real Estate Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Real Estate Securities Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK REAL ESTATE SECURITIES FUND	20

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
21	JOHN HANCOCK REAL ESTATE SECURITIES FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock Real Estate Securities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK REAL ESTATE SECURITIES FUND	22

Approval of Advisory Agreements
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex),
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
23	JOHN HANCOCK REAL ESTATE SECURITIES FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, five- and ten-year periods and underperformed for the three-year period ended December 31, 2024. The Board also noted that the fund outperformed its peer group median for the one-, three, five- and ten-year periods ended December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, five- and ten-year periods and relative to its peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are equal to the peer group median and total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee
| JOHN HANCOCK REAL ESTATE SECURITIES FUND	24

charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
25	JOHN HANCOCK REAL ESTATE SECURITIES FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s businesses, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fees for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK REAL ESTATE SECURITIES FUND	26

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
27	JOHN HANCOCK REAL ESTATE SECURITIES FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK REAL ESTATE SECURITIES FUND	28

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Real Estate Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4780967	488A 8/25
10/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Small Cap Dynamic Growth Fund
U.S. equity
August 31, 2025

John Hancock
Small Cap Dynamic Growth Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
14	Notes to financial statements
23	Report of independent registered public accounting firm
24	Tax information
25	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

Fund’s investments
AS OF 8-31-25
	Shares	Value
Common stocks 97.2%		$514,907,799
(Cost $451,719,621)
Consumer discretionary 7.3%		38,638,534
Automobile components 2.4%
Modine Manufacturing Company (A)	94,421	12,853,531
Broadline retail 2.0%
Ollie’s Bargain Outlet Holdings, Inc. (A)	81,473	10,334,035
Hotels, restaurants and leisure 0.5%
Brinker International, Inc. (A)	17,055	2,660,239
Specialty retail 2.4%
Boot Barn Holdings, Inc. (A)	71,951	12,790,729
Consumer staples 3.1%		16,424,365
Consumer staples distribution and retail 3.1%
Casey’s General Stores, Inc.	28,195	13,942,991
Sprouts Farmers Market, Inc. (A)	17,656	2,481,374
Energy 1.7%		9,099,668
Energy equipment and services 0.4%
Cactus, Inc., Class A	51,250	2,149,938
Oil, gas and consumable fuels 1.3%
Matador Resources Company	138,001	6,949,730
Financials 11.9%		63,231,989
Banks 2.9%
First Financial Bankshares, Inc.	411,689	15,302,482
Capital markets 8.5%
Moelis & Company, Class A	219,762	15,847,038
Piper Sandler Companies	43,175	14,411,383
Stifel Financial Corp.	128,224	14,782,945
Insurance 0.5%
Palomar Holdings, Inc. (A)	23,477	2,888,141
Health care 16.7%		88,180,605
Biotechnology 3.8%
Blueprint Medicines Corp. (A)(B)	22,050	10,143
Insmed, Inc. (A)	69,886	9,511,485
Protagonist Therapeutics, Inc. (A)	65,062	3,841,911
Rhythm Pharmaceuticals, Inc. (A)	65,609	6,767,568
Health care equipment and supplies 3.2%
Integer Holdings Corp. (A)	63,784	6,880,380
Merit Medical Systems, Inc. (A)	113,272	10,255,647
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	2

	Shares	Value
Health care (continued)
Health care providers and services 8.1%
HealthEquity, Inc. (A)	118,675	$10,601,238
Option Care Health, Inc. (A)	90,609	2,598,666
RadNet, Inc. (A)	132,673	9,520,614
The Ensign Group, Inc.	115,602	19,858,112
Pharmaceuticals 1.6%
Axsome Therapeutics, Inc. (A)	38,294	4,644,296
Supernus Pharmaceuticals, Inc. (A)	81,794	3,690,545
Industrials 28.7%		152,116,454
Aerospace and defense 3.2%
Karman Holdings, Inc. (A)	104,598	5,586,579
Mercury Systems, Inc. (A)	171,380	11,576,719
Commercial services and supplies 5.3%
Casella Waste Systems, Inc., Class A (A)	123,513	12,173,441
VSE Corp.	98,936	16,067,206
Construction and engineering 5.1%
Argan, Inc.	53,400	12,186,948
Sterling Infrastructure, Inc. (A)	52,796	14,705,270
Electrical equipment 1.4%
American Superconductor Corp. (A)	149,468	7,458,453
Machinery 11.8%
Crane Company	80,789	14,970,202
Federal Signal Corp.	110,728	13,618,437
Mueller Water Products, Inc., Class A	170,749	4,500,944
RBC Bearings, Inc. (A)	39,248	15,305,150
SPX Technologies, Inc. (A)	75,555	14,137,096
Marine transportation 0.3%
Kirby Corp. (A)	16,639	1,617,311
Passenger airlines 0.6%
Joby Aviation, Inc. (A)	221,487	3,134,041
Professional services 1.0%
ExlService Holdings, Inc. (A)	93,236	4,081,872
Innodata, Inc. (A)	26,245	996,785
Information technology 23.8%		126,112,684
Electronic equipment, instruments and components 5.6%
Badger Meter, Inc.	16,620	3,040,130
Fabrinet (A)	27,378	9,070,058
Mirion Technologies, Inc. (A)	475,510	9,747,955
Novanta, Inc. (A)	13,297	1,547,904
OSI Systems, Inc. (A)	28,426	6,539,401
3	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 5.7%
Credo Technology Group Holding, Ltd. (A)	146,932	$18,080,717
Indie Semiconductor, Inc., Class A (A)	757,924	3,433,396
Nova, Ltd. (A)	32,504	8,559,603
Software 11.2%
Alkami Technology, Inc. (A)	185,804	4,756,582
Clearwater Analytics Holdings, Inc., Class A (A)	188,179	3,889,660
CommVault Systems, Inc. (A)	69,730	13,014,756
InterDigital, Inc.	28,489	7,740,746
Q2 Holdings, Inc. (A)	146,699	11,549,612
SPS Commerce, Inc. (A)	19,325	2,131,548
Varonis Systems, Inc. (A)	259,792	15,332,924
Vertex, Inc., Class A (A)	29,521	762,232
Technology hardware, storage and peripherals 1.3%
IonQ, Inc. (A)	161,803	6,915,460
Materials 2.7%		14,142,449
Chemicals 2.7%
Sensient Technologies Corp.	124,647	14,142,449
Real estate 1.3%		6,961,051
Real estate management and development 1.3%

Cushman & Wakefield PLC (A)	441,411	6,961,051
Exchange-traded funds 1.4%		$7,446,340
(Cost $6,452,473)
iShares Russell 2000 Growth ETF	24,200	7,446,340

	Yield (%)	Shares	Value
Short-term investments 0.2%			$1,081,114
(Cost $1,081,114)
Short-term funds 0.2%			1,081,114
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2243(C)	1,081,114	1,081,114

Total investments (Cost $459,253,208) 98.8%	$523,435,253
Other assets and liabilities, net 1.2%	6,219,171
Total net assets 100.0%	$529,654,424

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 8-31-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	4

At 8-31-25, the aggregate cost of investments for federal income tax purposes was $463,512,823. Net unrealized appreciation aggregated to $59,922,430, of which $64,608,400 related to gross unrealized appreciation and $4,685,970 related to gross unrealized depreciation.
5	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-25

Assets
Unaffiliated investments, at value (Cost $459,253,208)	$523,435,253
Dividends and interest receivable	254,062
Receivable for fund shares sold	83,746
Receivable for investments sold	6,435,957
Receivable from affiliates	11,923
Other assets	42,924
Total assets	530,263,865
Liabilities
Payable for fund shares repurchased	277,647
Payable to affiliates
Accounting and legal services fees	16,954
Transfer agent fees	27,060
Distribution and service fees	37
Trustees’ fees	415
Other liabilities and accrued expenses	287,328
Total liabilities	609,441
Net assets	$529,654,424
Net assets consist of
Paid-in capital	$428,599,683
Total distributable earnings (loss)	101,054,741
Net assets	$529,654,424

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($260,198,003 ÷ 15,697,766 shares)[1]	$16.58
Class C ($1,546,207 ÷ 99,267 shares)[1]	$15.58
Class I ($12,907,741 ÷ 763,935 shares)	$16.90
Class R6 ($80,141,669 ÷ 4,695,423 shares)	$17.07
Class NAV ($174,860,804 ÷ 10,235,125 shares)	$17.08
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.45

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	6

STATEMENT OF OPERATIONS For the year ended 8-31-25

Investment income
Dividends	$1,847,002
Interest	4,917
Total investment income	1,851,919
Expenses
Investment management fees	2,937,921
Distribution and service fees	98,753
Accounting and legal services fees	64,019
Transfer agent fees	46,526
Trustees’ fees	10,535
Custodian fees	78,044
State registration fees	68,889
Printing and postage	101,397
Professional fees	221,494
Other	24,797
Total expenses	3,652,375
Less expense reductions	(200,425)
Net expenses	3,451,950
Net investment loss	(1,600,031)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	79,177,119
79,177,119
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(86,745,543)
(86,745,543)
Net realized and unrealized loss	(7,568,424)
Decrease in net assets from operations	$(9,168,455)
7	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment loss	$(1,600,031)	$(1,798,873)
Net realized gain	79,177,119	41,559,588
Change in net unrealized appreciation (depreciation)	(86,745,543)	72,892,928
Increase (decrease) in net assets resulting from operations	(9,168,455)	112,653,643
Distributions to shareholders
From earnings
Class A	(1,155,594)	—
Class C	(8,393)	—
Class I	(42,800)	—
Class R6	(891,082)	—
Class NAV	(14,230,261)	—
Total distributions	(16,328,130)	—
From fund share transactions
Fund share transactions	(160,610,339)	(68,407,338)
Issued in reorganization	243,326,247	—
From fund share transactions	82,715,908	(68,407,338)
Total increase	57,219,323	44,246,305
Net assets
Beginning of year	472,435,101	428,188,796
End of year	$529,654,424	$472,435,101
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	8

Financial highlights
CLASS A SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$17.42	$13.63	$14.00	$27.21	$20.14
Net investment loss[1]	(0.13)	(0.11)	(0.11)	(0.14)	(0.26)
Net realized and unrealized gain (loss) on investments	(0.12)	3.90	(0.26)	(6.06)	8.17
Total from investment operations	(0.25)	3.79	(0.37)	(6.20)	7.91
Less distributions
From net investment income	(0.51)	—	—	—	—
From net realized gain	(0.08)	—	—	(7.01)	(0.84)
Total distributions	(0.59)	—	—	(7.01)	(0.84)
Net asset value, end of period	$16.58	$17.42	$13.63	$14.00	$27.21
Total return (%)[2,3]	(1.42)	27.81	(2.64)	(29.82)	40.11
Ratios and supplemental data
Net assets, end of period (in millions)	$260	$32	$22	$18	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38	1.31	1.32	1.30	1.28
Expenses including reductions	1.32	1.30	1.31	1.29	1.28
Net investment loss	(0.78)	(0.76)	(0.85)	(0.78)	(1.05)
Portfolio turnover (%)	141[4]	177[5]	81	55	66

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
[5]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
9	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$16.40	$12.92	$13.38	$26.48	$19.77
Net investment loss[1]	(0.24)	(0.21)	(0.20)	(0.28)	(0.42)
Net realized and unrealized gain (loss) on investments	(0.11)	3.69	(0.26)	(5.81)	7.97
Total from investment operations	(0.35)	3.48	(0.46)	(6.09)	7.55
Less distributions
From net investment income	(0.39)	—	—	—	—
From net realized gain	(0.08)	—	—	(7.01)	(0.84)
Total distributions	(0.47)	—	—	(7.01)	(0.84)
Net asset value, end of period	$15.58	$16.40	$12.92	$13.38	$26.48
Total return (%)[2,3]	(2.15)	26.93	(3.44)	(30.36)	39.06
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$—[4]	$—[4]	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.13	2.06	2.07	2.05	2.03
Expenses including reductions	2.07	2.05	2.06	2.04	2.03
Net investment loss	(1.54)	(1.49)	(1.60)	(1.53)	(1.79)
Portfolio turnover (%)	141[5]	177[6]	81	55	66

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
[5]	Excludes merger activity.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	10

CLASS I SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$17.74	$13.85	$14.19	$27.43	$20.25
Net investment loss[1]	(0.09)	(0.07)	(0.08)	(0.09)	(0.19)
Net realized and unrealized gain (loss) on investments	(0.12)	3.96	(0.26)	(6.14)	8.21
Total from investment operations	(0.21)	3.89	(0.34)	(6.23)	8.02
Less distributions
From net investment income	(0.55)	—	—	—	—
From net realized gain	(0.08)	—	—	(7.01)	(0.84)
Total distributions	(0.63)	—	—	(7.01)	(0.84)
Net asset value, end of period	$16.90	$17.74	$13.85	$14.19	$27.43
Total return (%)[2]	(1.15)	28.09	(2.40)	(29.69)	40.49
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$1	$4	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.06	1.07	1.05	1.03
Expenses including reductions	1.07	1.05	1.06	1.04	1.03
Net investment loss	(0.54)	(0.52)	(0.58)	(0.54)	(0.78)
Portfolio turnover (%)	141[3]	177[4]	81	55	66

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
11	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$17.92	$13.97	$14.30	$27.55	$20.32
Net investment loss[1]	(0.06)	(0.07)	(0.07)	(0.06)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.14)	4.02	(0.26)	(6.18)	8.23
Total from investment operations	(0.20)	3.95	(0.33)	(6.24)	8.07
Less distributions
From net investment income	(0.57)	—	—	—	—
From net realized gain	(0.08)	—	—	(7.01)	(0.84)
Total distributions	(0.65)	—	—	(7.01)	(0.84)
Net asset value, end of period	$17.07	$17.92	$13.97	$14.30	$27.55
Total return (%)[2]	(1.09)	28.27	(2.31)	(29.58)	40.60
Ratios and supplemental data
Net assets, end of period (in millions)	$80	$21	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	0.95	0.96	0.94	0.93
Expenses including reductions	0.96	0.94	0.95	0.93	0.92
Net investment loss	(0.37)	(0.43)	(0.50)	(0.36)	(0.67)
Portfolio turnover (%)	141[4]	177[5]	81	55	66

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes merger activity.
[5]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	12

CLASS NAV SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$17.93	$13.98	$14.31	$27.56	$20.33
Net investment loss[1]	(0.07)	(0.06)	(0.07)	(0.08)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.13)	4.01	(0.26)	(6.16)	8.23
Total from investment operations	(0.20)	3.95	(0.33)	(6.24)	8.07
Less distributions
From net investment income	(0.57)	—	—	—	—
From net realized gain	(0.08)	—	—	(7.01)	(0.84)
Total distributions	(0.65)	—	—	(7.01)	(0.84)
Net asset value, end of period	$17.08	$17.93	$13.98	$14.31	$27.56
Total return (%)[2]	(1.03)	28.25	(2.31)	(29.56)	40.58
Ratios and supplemental data
Net assets, end of period (in millions)	$175	$417	$401	$413	$657
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	0.94	0.95	0.93	0.92
Expenses including reductions	0.96	0.93	0.94	0.92	0.91
Net investment loss	(0.43)	(0.39)	(0.49)	(0.41)	(0.66)
Portfolio turnover (%)	141[3]	177[4]	81	55	66

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
13	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Small Cap Dynamic Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
| JOHN HANCOCK Small Cap Dynamic Growth Fund	14

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$38,638,534	$38,638,534	—	—
Consumer staples	16,424,365	16,424,365	—	—
Energy	9,099,668	9,099,668	—	—
Financials	63,231,989	63,231,989	—	—
Health care	88,180,605	88,170,462	—	$10,143
Industrials	152,116,454	152,116,454	—	—
Information technology	126,112,684	126,112,684	—	—
Materials	14,142,449	14,142,449	—	—
Real estate	6,961,051	6,961,051	—	—
Exchange-traded funds	7,446,340	7,446,340	—	—
Short-term investments	1,081,114	1,081,114	—	—
Total investments in securities	$523,435,253	$523,425,110	—	$10,143
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments
15	JOHN HANCOCK Small Cap Dynamic Growth Fund |

designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2025 were $1,668.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2025 and 2024 was as follows:
	August 31, 2025	August 31, 2024
Ordinary income	$14,308,282	—
Long-term capital gains	2,019,848	—
Total	$16,328,130	$—
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, the components of distributable earnings on a tax basis consisted of $4,217,126 of undistributed ordinary income and $36,915,185 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
| JOHN HANCOCK Small Cap Dynamic Growth Fund	16

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. The Advisor has a subadvisory agreement with Axiom Investors LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Effective April 1, 2025, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$38,221
Class C	277
Class I	1,687
Class	Expense reduction
Class R6	$27,399
Class NAV	132,841
Total	$200,425

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2025, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
17	JOHN HANCOCK Small Cap Dynamic Growth Fund |

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $10,618 for the year ended August 31, 2025. Of this amount, $1,892 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $8,726 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2025, CDSCs received by the Distributor amounted to $47 and $600 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$95,596	$42,916
Class C	3,157	355
Class I	—	1,716
Class R6	—	1,539
Total	$98,753	$46,526
| JOHN HANCOCK Small Cap Dynamic Growth Fund	18

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$9,150,000	4	4.836%	$4,917
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2025 and 2024 were as follows:
	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	692,056	$11,355,585	842,476	$12,728,234
Issued in reorganization (Note 9)	13,732,285	228,240,191	—	—
Distributions reinvested	69,686	1,155,400	—	—
Repurchased	(659,633)	(10,469,346)	(594,506)	(8,655,594)
Net increase	13,834,394	$230,281,830	247,970	$4,072,640
Class C shares
Sold	5,288	$80,771	12,523	$181,021
Issued in reorganization (Note 9)	81,766	1,277,314	—	—
Distributions reinvested	536	8,393	—	—
Repurchased	(8,826)	(143,401)	(9,781)	(140,131)
Net increase	78,764	$1,223,077	2,742	$40,890
Class I shares
Sold	28,457	$471,860	116,868	$1,802,721
Issued in reorganization (Note 9)	703,655	11,920,894	—	—
Distributions reinvested	2,536	42,800	—	—
Repurchased	(46,108)	(778,676)	(362,801)	(5,228,670)
Net increase (decrease)	688,540	$11,656,878	(245,933)	$(3,425,949)
19	JOHN HANCOCK Small Cap Dynamic Growth Fund |

	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	4,078,690	$67,356,065	1,224,201	$19,631,610
Issued in reorganization (Note 9)	110,316	1,887,848	—	—
Distributions reinvested	1,599	27,237	—	—
Repurchased	(678,687)	(10,343,931)	(64,724)	(1,044,533)
Net increase	3,511,918	$58,927,219	1,159,477	$18,587,077
Class NAV shares
Sold	364,789	$5,778,796	1,268,357	$17,424,177
Distributions reinvested	834,619	14,230,261	—	—
Repurchased	(14,221,173)	(239,382,153)	(6,712,938)	(105,106,173)
Net decrease	(13,021,765)	$(219,373,096)	(5,444,581)	$(87,681,996)
Total net increase (decrease)	5,091,851	$82,715,908	(4,280,325)	$(68,407,338)
Affiliates of the fund owned 100% of shares of Class NAV on August 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and reorganization activity, amounted to $492,935,453 and $676,205,917, respectively, for the year ended August 31, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2025, funds within the John Hancock group of funds complex held 33.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
JHVIT Managed Volatility Growth Portfolio	20.2%
JHVIT Managed Volatility Balanced Portfolio	10.6%
| JOHN HANCOCK Small Cap Dynamic Growth Fund	20

Note 9—Reorganization
On August 6, 2025, the shareholders of John Hancock Funds II New Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on August 22, 2025.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with funds with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund and Acquiring Fund bore a pro-rata portion of the costs that were incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on August 22, 2025. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Small Cap Dynamic Growth Fund	New Opportunities Fund	$243,326,247	$25,711,266	12,335,290	14,628,022	$289,665,524	$532,991,771
Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations at August 31, 2025. See Note 5 for capital shares issued in connection with the above referenced reorganization.
Assuming the acquisition had been completed on September 1, 2024, the beginning of the reporting period, the Acquiring Fund’s pro forma results of operations for the year ended August 31, 2025 are as follows:
Net Investment Income	($3,250,297)
Net realized and unrealized gain	(2,586,782)
Increase (decrease) in net assets from operations	($5,837,079)
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of
21	JOHN HANCOCK Small Cap Dynamic Growth Fund |

operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Small Cap Dynamic Growth Fund	22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Small Cap Dynamic Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Small Cap Dynamic Growth Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
23	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $15,286,429 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	24

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Axiom Investors LLC (the Subadvisor), for John Hancock Small Cap Dynamic Growth Fund (formerly, John Hancock Small Cap Growth Fund) (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the continuation of the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
25	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	26

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one- and five-year periods and underperformed for the three- and ten-year periods ended December 31, 2024. The Board also noted that the fund outperformed the peer group median for the one-year period and underperformed for the three-, five- and ten-year periods ended December 31, 2024. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three- and ten-year periods and relative to its peer group median for the three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board noted that the fund’s previous subadvisor was replaced effective November 29, 2023. The Board noted that the fund’s performance primarily reflects that of the previous subadvisor. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the
27	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	28

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
29	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the subadvisory fees for the fund are higher than the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	30

***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
31	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Dynamic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4780953	470A 8/25
10/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 17, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	October 17, 2025